Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.2%)
Corporate Bonds (95.0%)
Finance (37.1%)
AIB Group PLC,
5.87%, 3/28/35 (a)	$325	$326
Aircastle Ltd./Aircastle Ireland DAC,
5.75%, 10/1/31 (a)	300	302
Ally Financial, Inc.,
2.20%, 11/2/28	300	267
6.18%, 7/26/35	150	148
American National Group, Inc.,
6.14%, 6/13/32 (a)	550	542
Athene Global Funding,
5.62%, 5/8/26 (a)	600	606
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (a)	550	545
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	169
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
5.62%, 12/10/29 (a)	200	200
Banco Santander SA,
4.18%, 3/24/28	600	588
5.44%, 7/15/31	800	799
6.35%, 3/14/34	600	609
Bank of America Corp.,
5.52%, 10/25/35	750	734
5.87%, 9/15/34	3,050	3,134
Bank of Ireland Group PLC,
5.60%, 3/20/30 (a)	800	808
Bank of New York Mellon Corp.,
5.06%, 7/22/32	275	274
MTN
6.47%, 10/25/34	1,075	1,161
Bank of Nova Scotia,
8.00%, 1/27/84	200	211
Banque Federative du Credit Mutuel SA,
5.79%, 7/13/28 (a)	650	664
BBVA Bancomer SA,
8.45%, 6/29/38 (a)	200	207
Centene Corp.,
2.63%, 8/1/31	950	783
Charles Schwab Corp.,
6.14%, 8/24/34	875	919
Citigroup, Inc.,
3.79%, 3/17/33	25	22
4.54%, 9/19/30	1,425	1,385
COPT Defense Properties LP,
2.75%, 4/15/31	350	300
Deutsche Bank AG,
5.40%, 9/11/35	550	521
6.82%, 11/20/29	225	236
Enact Holdings, Inc.,
6.25%, 5/28/29	900	918
Essent Group Ltd.,
6.25%, 7/1/29	725	741
Extra Space Storage LP,
3.90%, 4/1/29	750	717
5.70%, 4/1/28	325	332
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	275	279
7.95%, 10/15/54 (a)	325	341
Goldman Sachs Group, Inc.,
5.02%, 10/23/35	275	263
5.85%, 4/25/35	1,725	1,758
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (a)	625	609
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	818
HSBC Holdings PLC,
2.80%, 5/24/32	225	191
Huntington Bancshares, Inc.,
6.14%, 11/18/39	300	300
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	825
Intesa Sanpaolo SpA,
7.00%, 11/21/25 (a)	525	534
7.20%, 11/28/33 (a)	575	623
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	450	464
JPMorgan Chase & Co.,
5.58%, 4/22/30	525	536
5.77%, 4/22/35	3,350	3,428
Kite Realty Group LP,
5.50%, 3/1/34	450	448
LPL Holdings, Inc.,
6.00%, 5/20/34	500	509
Lseg U.S. Fin Corp.,
5.30%, 3/28/34 (a)	575	573
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (a)	350	363
Marex Group PLC,
6.40%, 11/4/29	325	328
Marsh & McLennan Cos., Inc.,
5.40%, 3/15/55	275	264
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	599
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	319
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	607
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31	275	230
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	1,050	1,042
Radian Group, Inc.,
6.20%, 5/15/29 (b)	375	385

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	$545	$475
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	827
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	319
5.55%, 4/3/34 (a)	525	524
Sumitomo Mitsui Financial Group, Inc.,
5.85%, 7/13/30	450	466
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)	700	676
Swiss RE Subordinated Finance PLC,
5.70%, 4/5/35 (a)	400	398
Synchrony Financial,
4.50%, 7/23/25	600	598
Synovus Financial Corp.,
5.20%, 8/11/25	475	475
6.17%, 11/1/30	350	353
Toronto-Dominion Bank,
8.13%, 10/31/82	350	366
U.S. Bancorp,
5.10%, 7/23/30	600	599
5.68%, 1/23/35	600	605
5.85%, 10/21/33	275	281
UBS Group AG,
3.09%, 5/14/32 (a)	675	587
9.02%, 11/15/33 (a)	850	1,027
UnitedHealth Group, Inc.,
5.63%, 7/15/54	1,025	996
Ventas Realty LP,
5.63%, 7/1/34	600	604
Wells Fargo & Co.,
6.49%, 10/23/34	775	824
		46,804
Industrials (48.7%)
AbbVie, Inc.,
4.50%, 5/14/35	475	445
5.50%, 3/15/64	375	358
Adventist Health System,
5.43%, 3/1/32	325	324
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	343	341
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	299
Amazon.com, Inc.,
2.50%, 6/3/50	575	343
Amgen, Inc.,
4.20%, 3/1/33	475	441
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	300	285
4.90%, 2/1/46	525	478
AP Moller - Maersk AS,
5.88%, 9/14/33 (a)	225	230
Apple, Inc.,
2.95%, 9/11/49	875	584
Aptiv Swiss Holdings Ltd.,
5.15%, 9/13/34 (b)	200	189
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	368
Arrow Electronics, Inc.,
5.15%, 8/21/29	575	573
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	250	244
5.31%, 10/20/31 (a)	375	366
AT&T, Inc.,
3.80%, 12/1/57	950	656
4.50%, 5/15/35	725	671
BAE Systems PLC,
5.30%, 3/26/34 (a)	200	200
BAT Capital Corp.,
2.26%, 3/25/28	575	528
3.73%, 9/25/40	250	189
6.00%, 2/20/34	525	540
Boeing Co.,
5.81%, 5/1/50	275	256
6.26%, 5/1/27	100	102
6.30%, 5/1/29	200	207
6.86%, 5/1/54	410	436
BP Capital Markets America, Inc.,
5.23%, 11/17/34	475	468
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	550	526
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	450	433
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	343
Brunswick Corp.,
5.85%, 3/18/29 (b)	300	305
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	225	221
Campbell's Co.,
4.75%, 3/23/35	400	377
Celanese US Holdings LLC,
6.60%, 11/15/28 (d)	825	845
6.95%, 11/15/33 (d)	366	380
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	175	119
3.70%, 4/1/51	375	235
3.90%, 6/1/52	500	322
4.80%, 3/1/50	325	244

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Cisco Systems, Inc.,
5.90%, 2/15/39	$225	$238
Columbia Pipelines Holding Co. LLC,
6.04%, 8/15/28 (a)	250	256
Comcast Corp.,
2.89%, 11/1/51	600	361
3.75%, 4/1/40	1,300	1,047
Concentrix Corp.,
6.65%, 8/2/26	575	585
CSL Finance PLC,
5.11%, 4/3/34 (a)	525	517
CVS Health Corp.,
1.88%, 2/28/31	150	121
5.88%, 6/1/53	250	230
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	875	864
Diamondback Energy, Inc.,
6.25%, 3/15/33	850	884
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	300	302
Eli Lilly & Co.,
5.20%, 8/14/64	425	396
Enbridge, Inc.,
5.63%, 4/5/34	550	554
Energy Transfer LP,
5.55%, 5/15/34	400	398
EnLink Midstream LLC,
5.65%, 9/1/34	325	324
Enterprise Products Operating LLC,
3.20%, 2/15/52	275	179
5.35%, 1/31/33	800	807
EQM Midstream Partners LP,
4.50%, 1/15/29 (a)	347	331
6.50%, 7/1/27 (a)	350	355
Expand Energy Corp.,
5.70%, 1/15/35	450	442
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	366
Fiserv, Inc.,
5.35%, 3/15/31	550	559
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,000	1,018
7.35%, 3/6/30	1,225	1,298
Gilead Sciences, Inc.,
4.75%, 3/1/46	725	640
Glencore Funding LLC,
6.50%, 10/6/33 (a)	575	610
HCA, Inc.,
3.50%, 7/15/51	125	81
Home Depot, Inc.,
4.95%, 6/25/34	875	864
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,050	1,009
Icon Investments Six DAC,
5.81%, 5/8/27	600	610
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	825	847
Intel Corp.,
4.90%, 8/5/52	1,000	790
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27	550	523
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	813
John Deere Capital Corp.,
4.40%, 9/8/31	325	315
Kroger Co.,
5.00%, 9/15/34	625	606
Kyndryl Holdings, Inc.,
6.35%, 2/20/34	425	442
Las Vegas Sands Corp.,
5.90%, 6/1/27	250	254
6.00%, 8/15/29	160	162
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	366
MasTec, Inc.,
5.90%, 6/15/29	600	611
Mastercard, Inc.,
4.55%, 1/15/35	400	383
Meta Platforms, Inc.,
5.55%, 8/15/64	75	73
5.75%, 5/15/63	525	531
Mitsubishi Corp.,
5.13%, 7/17/34 (a)	300	298
Netflix, Inc.,
5.40%, 8/15/54	250	243
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	282	274
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	300	299
Nexa Resources SA,
6.75%, 4/9/34 (a)	200	204
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	400	385
Novartis Capital Corp.,
4.20%, 9/18/34	700	652
Occidental Petroleum Corp.,
5.38%, 1/1/32	975	955
5.55%, 10/1/34	175	170
ONEOK, Inc.,
6.05%, 9/1/33	875	901
Oracle Corp.,
3.60%, 4/1/50	1,175	824

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	$575	$592
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30 (d)	525	492
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	850	781
Philip Morris International, Inc.,
5.38%, 2/15/33	900	902
Qorvo, Inc.,
3.38%, 4/1/31 (a)	700	599
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	255
6.45%, 3/5/34 (a)	206	204
Rio Tinto Finance USA Ltd.,
5.20%, 11/2/40	550	530
Roche Holdings, Inc.,
2.08%, 12/13/31 (a)	375	311
Rogers Communications, Inc.,
5.30%, 2/15/34	850	829
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	575	557
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	500	477
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)	850	736
Smurfit Kappa Treasury ULC,
5.44%, 4/3/34 (a)	200	200
Sonoco Products Co.,
4.45%, 9/1/26	550	546
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27 (a)	300	299
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	300
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)(b)	200	175
3.98%, 4/11/29 (a)	300	289
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	550	552
T-Mobile USA, Inc.,
2.55%, 2/15/31	425	366
5.75%, 1/15/54	775	757
TotalEnergies Capital SA,
5.64%, 4/5/64	250	239
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	196
Uber Technologies, Inc.,
4.30%, 1/15/30	350	339
4.80%, 9/15/34	650	623
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	387	395
Series 2024-1
5.45%, 8/15/38	450	452
Universal Health Services, Inc.,
5.05%, 10/15/34	350	327
Var Energi ASA,
7.50%, 1/15/28 (a)	600	634
Verisk Analytics, Inc.,
5.25%, 6/5/34	575	568
Verizon Communications, Inc.,
1.75%, 1/20/31	1,025	845
2.55%, 3/21/31	1,425	1,228
VICI Properties LP,
5.13%, 11/15/31	1,175	1,147
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	606
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	425	375
5.14%, 3/15/52	150	112
		61,473
Utilities (9.2%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	453
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)	300	302
Atmos Energy Corp.,
6.20%, 11/15/53	325	346
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	425	260
Calpine Corp.,
5.13%, 3/15/28 (a)	425	412
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	241
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	475	482
Constellation Energy Generation LLC,
5.75%, 3/15/54	300	292
Consumers Energy Co.,
2.50%, 5/1/60	450	248
Dominion Energy, Inc.,
5.38%, 11/15/32	600	602
DTE Energy Co.,
5.85%, 6/1/34	650	668
Duke Energy Florida LLC,
6.20%, 11/15/53	525	554
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	200
Engie SA,
5.25%, 4/10/29 (a)	200	201
5.63%, 4/10/34 (a)	400	401
Entergy Texas, Inc.,
3.55%, 9/30/49	200	142
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	170

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
FirstEnergy Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	$300	$301
FirstEnergy Transmission LLC,
5.00%, 1/15/35 (a)	300	290
Georgia Power Co.,
Series A
3.25%, 3/15/51	325	219
Liberty Utilities Co.,
5.58%, 1/31/29 (a)(b)	800	807
MidAmerican Energy Co.,
3.15%, 4/15/50	250	168
Narragansett Electric Co.,
5.35%, 5/1/34 (a)	400	400
New England Power Co.,
5.94%, 11/25/52 (a)	125	126
NextEra Energy Capital Holdings, Inc.,
5.25%, 3/15/34	800	792
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	281
4.95%, 7/1/50	450	391
6.75%, 1/15/53	100	109
PacifiCorp,
4.15%, 2/15/50	225	174
Southern California Edison Co.,
5.88%, 12/1/53	275	274
Southwestern Public Service Co.,
6.00%, 6/1/54	575	582
Virginia Electric & Power Co.,
5.05%, 8/15/34	275	268
Vistra Operations Co. LLC,
5.70%, 12/30/34 (a)	400	396
		11,552
		119,829
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	292
Total Fixed Income Securities (Cost $121,503)		120,121

	Shares
Investment Companies (1.3%)
Calvert Ultra-Short Investment Grade ETF (e)	11,500	583
Eaton Vance Ultra-Short Income ETF (b)(f)	20,930	1,061
Total Investment Companies (Cost $1,639)		1,644

Short-Term Investments (4.4%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (g) (Cost $997)	996,847	997

Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (g) (Cost $2,667)	2,666,663	2,667

	Face Amount (000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill, 5.19%, 1/16/25 (h)(i) (Cost $1,861)	$1,865	1,861
Total Short-Term Investments (Cost $5,525)		5,525
Total Investments (100.9%) (Cost $128,667) including $2,610 of Securities Loaned (j)(k)		127,290
Liabilities in Excess of Other Assets (–0.9%)		(1,142)
Net Assets (100.0%)		$126,148

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were approximately $2,610,000 and $2,667,000, respectively. The Fund received cash collateral of approximately $2,667,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(e)	The Fund invests in Calvert Ultra-Short Investment Grade ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Calvert Ultra-Short Investment Grade ETF. For the three months ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Calvert Ultra-Short Investment Grade ETF.
(f)	The Fund invests in Eaton Vance Ultra-Short Income ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For the three months ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Eaton Vance Ultra-Short Income ETF.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(h)	Rate shown is the yield to maturity at December 31, 2024.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Securities are available for collateral in connection with open futures contracts.
(k)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,341,000 and the aggregate gross unrealized depreciation is approximately $2,838,000, resulting in net unrealized depreciation of approximately $1,497,000.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	56	Mar-25	$11,200	$11,514	$	—@
U.S. Treasury 5 yr. Note (United States)	6	Mar-25	600	638		(3)
U.S. Treasury Long Bond (United States)	135	Mar-25	13,500	15,369		(363)
Short:
U.S. Treasury 10 yr. Note (United States)	64	Mar-25	(6,400)	(6,960)		66
U.S. Treasury 10 yr. Ultra Note (United States)	76	Mar-25	(7,600)	(8,460)		115
U.S. Treasury Ultra Long Bond (United States)	23	Mar-25	(2,300)	(2,735)		65
						$(120)

@	Value is less than $500.
USD —	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	49.3%
Finance	37.6
Utilities	9.3
Other**	3.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open futures contracts with a value of approximately $45,676,000 and net unrealized depreciation of approximately $120,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (90.3%)
Automobiles (0.3%)
Rivian Automotive, Inc., Class A (a)(b)	215,628	$2,868

Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc. (b)	9,083	2,137
Argenx SE ADR (Belgium) (b)	4,698	2,889
Intellia Therapeutics, Inc. (b)	185,205	2,160
ProKidney Corp. (a)(b)	733,305	1,239
Roivant Sciences Ltd. (b)	1,428,615	16,901
		25,326
Broadline Retail (5.7%)
Global-e Online Ltd. (Israel) (b)	1,108,455	60,444

Entertainment (5.6%)
ROBLOX Corp., Class A (b)	1,031,486	59,682

Financial Services (8.9%)
Adyen NV (Netherlands) (b)	19,020	28,265
Affirm Holdings, Inc. (b)	1,093,024	66,565
		94,830
Health Care Equipment & Supplies (1.3%)
Dexcom, Inc. (b)	140,305	10,912
Penumbra, Inc. (b)	11,901	2,826
		13,738
Health Care Providers & Services (0.7%)
Agilon Health, Inc. (b)	4,196,233	7,973

Health Care Technology (0.2%)
Doximity, Inc., Class A (b)	48,548	2,592

Hotels, Restaurants & Leisure (6.7%)
DoorDash, Inc., Class A (b)	426,873	71,608

Information Technology Services (11.0%)
Cloudflare, Inc., Class A (b)	844,060	90,888
Snowflake, Inc., Class A (b)	173,691	26,820
		117,708
Interactive Media & Services (2.7%)
ZoomInfo Technologies, Inc., Class A (b)	2,698,575	28,362

Leisure Products (1.9%)
Peloton Interactive, Inc., Class A (b)	2,304,672	20,050

Machinery (0.3%)
Symbotic, Inc. (a)(b)	127,384	3,020

Media (6.3%)
Trade Desk, Inc., Class A (b)	569,934	66,984

Pharmaceuticals (3.4%)
Royalty Pharma PLC, Class A	1,441,355	36,769

Real Estate Management & Development (0.0%)‡
Landbridge Co. LLC, Class A	4,335	280

Software (19.9%)
AppLovin Corp., Class A (b)	53,718	17,396
Aurora Innovation, Inc. (b)	7,572,517	47,707
Bill Holdings, Inc. (b)	333,642	28,263
MicroStrategy, Inc., Class A (b)	83,566	24,202
Palantir Technologies, Inc., Class A (b)	6,842	517
Procore Technologies, Inc. (b)	61,082	4,577
QXO, Inc. (a)	2,394,984	38,080
Samsara, Inc., Class A (b)	1,180,078	51,558
		212,300
Specialty Retail (8.6%)
Carvana Co. (b)	243,770	49,573
Chewy, Inc., Class A (b)	179,738	6,020
Floor & Decor Holdings, Inc., Class A (b)	361,747	36,066
		91,659
Trading Companies & Distributors (4.4%)
Core & Main, Inc., Class A (b)	927,081	47,198
Total Common Stocks (Cost $774,207)		963,391

Preferred Stock (2.9%)
Software (2.9%)
Databricks, Inc., Series H (b)(c)(d) (acquisition cost — $24,713; acquired 8/31/21) (Cost $24,713)	336,299	31,108

Investment Company (3.0%)
iShares Bitcoin Trust ETF (b) (Cost $23,067)	596,143	31,625

Short-Term Investments (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (e) (Cost $32,572)	32,572,037	32,572

Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (e)	194,528	194

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement(0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $38; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $40)	$39	$39
Total Securities held as Collateral on Loaned Securities (Cost $233)		233
Total Short-Term Investments (Cost $32,805)		32,805
Total Investments Excluding Purchased Options (99.3%) (Cost $854,792)		1,058,929
Total Purchased Options Outstanding (0.3%) (Cost $4,892)		3,240
Total Investments (99.6%) (Cost $859,684) including $17,749 of Securities Loaned (f)(g)(h)(i)		1,062,169
Other Assets in Excess of Liabilities (0.4%)		4,514
Net Assets (100.0%)		$1,066,683

‡	Amount is less than 0.05%.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were approximately $17,749,000 and $17,780,000, respectively. The Fund received cash collateral of approximately $252,000, of which $233,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At December 31, 2024, there was uninvested cash collateral of approximately $19,000. The remaining collateral of approximately $17,528,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. At December 31, 2024, The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $31,108,000 and represents 2.9% of net assets.
(d)	At December 31, 2024, the Fund held a fair valued security valued at approximately $31,108,000, representing 2.9% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2024, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2024, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $28,265,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(i)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $339,263,000 and the aggregate gross unrealized depreciation is approximately $136,778,000, resulting in net unrealized appreciation of approximately $202,485,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.66	Sep–25	103,825,529	$103,826	$650		$431	$219
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.69	Jan–25	249,313,471	249,313	—	@	943	(943)
Standard Chartered Bank	USD/CNH	CNH 7.76	Oct–25	212,383,402	212,383	1,186		924	262
JPMorgan Chase Bank NA	USD/CNH	CNH 7.77	Jul–25	97,459,329	97,459	371		424	(53)
JPMorgan Chase Bank NA	USD/CNH	CNH 7.78	Mar–25	236,408,580	236,409	169		1,004	(835)
Goldman Sachs & Co. LLC	USD/CNH	CNH 8.02	Dec–25	245,910,824	245,911	864		1,166	(302)
						$3,240		$4,892	$(1,652)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition
Classification*	Percentage of Total Investments
Other**	24.2%
Software	22.9
Information Technology Services	11.1
Financial Services	8.9
Specialty Retail	8.6
Hotels, Restaurants & Leisure	6.7
Media	6.3
Broadline Retail	5.7
Entertainment	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Aerospace & Defense (1.0%)
Huntington Ingalls Industries, Inc.	254	$48
Textron, Inc.	596	46
		94
Automobiles (0.6%)
Ford Motor Co.	2,642	26
General Motors Co.	511	27
		53
Banks (7.1%)
Bank OZK	2,079	93
BOK Financial Corp.	877	93
First Citizens BancShares, Inc., Class A	43	91
FNB Corp.	5,980	88
Popular, Inc.	1,036	98
Western Alliance Bancorp	1,094	91
Zions Bancorp NA	1,691	92
		646
Beverages (0.5%)
Molson Coors Beverage Co., Class B	785	45

Biotechnology (1.9%)
Biogen, Inc. (a)	374	57
Gilead Sciences, Inc.	658	61
United Therapeutics Corp. (a)	160	56
		174
Broadline Retail (0.5%)
Dillard's, Inc., Class A	55	24
Kohl's Corp.	1,433	20
		44
Building Products (1.4%)
Builders FirstSource, Inc. (a)	283	40
Fortune Brands Innovations, Inc.	665	45
Owens Corning	250	43
		128
Capital Markets (3.4%)
Affiliated Managers Group, Inc.	353	65
Franklin Resources, Inc.	3,023	61
Invesco Ltd.	3,749	66
State Street Corp.	681	67
XP, Inc., Class A	4,193	50
		309
Chemicals (2.5%)
Ashland, Inc.	471	34
Celanese Corp.	495	34
Chemours Co.	1,738	29
FMC Corp.	636	31
LyondellBasell Industries NV, Class A	447	33
Mosaic Co.	1,428	35
Olin Corp.	871	30
		226
Commercial Services & Supplies (0.2%)
Vestis Corp.	1,066	16

Consumer Finance (2.8%)
Ally Financial, Inc.	1,745	63
OneMain Holdings, Inc.	1,173	61
SLM Corp.	2,493	69
Synchrony Financial	1,008	65
		258
Consumer Staples Distribution & Retail (2.5%)
Albertsons Cos., Inc., Class A	3,743	74
Kroger Co.	1,221	75
Walgreens Boots Alliance, Inc.	8,408	78
		227
Containers & Packaging (1.5%)
Berry Global Group, Inc.	521	34
Graphic Packaging Holding Co.	1,275	34
Sealed Air Corp.	1,032	35
Sonoco Products Co.	738	36
		139
Distributors (0.3%)
LKQ Corp.	640	24

Diversified Consumer Services (0.4%)
ADT, Inc.	2,916	20
H&R Block, Inc.	375	20
		40
Diversified REITs (0.4%)
WP Carey, Inc. REIT	649	35

Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	4,007	160

Electric Utilities (1.1%)
NRG Energy, Inc.	569	51
Pinnacle West Capital Corp.	585	50
		101
Electrical Equipment (0.5%)
Sensata Technologies Holding PLC	1,597	44

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc. (a)	295	33
Avnet, Inc.	641	33
Jabil, Inc.	269	39
TD Synnex Corp.	296	35
Vontier Corp.	905	33
		173
Energy Equipment & Services (0.8%)
NOV, Inc.	5,029	73

Entertainment (0.3%)
Playtika Holding Corp.	3,495	24

Financial Services (4.1%)
Corebridge Financial, Inc.	2,086	62
Equitable Holdings, Inc.	1,395	66
Global Payments, Inc.	567	64
MGIC Investment Corp.	2,609	62
Voya Financial, Inc.	814	56
Western Union Co.	6,021	64
		374
Food Products (3.0%)
Archer-Daniels-Midland Co.	890	45
Bunge Global SA	541	42
Conagra Brands, Inc.	1,730	48

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
J.M. Smucker Co.	419	$46
Kraft Heinz Co.	1,499	46
Seaboard Corp.	19	46
		273
Gas Utilities (1.7%)
MDU Resources Group, Inc.	2,747	49
National Fuel Gas Co.	850	52
UGI Corp.	1,917	54
		155
Ground Transportation (0.3%)
Avis Budget Group, Inc. (a)	398	32

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	1,867	55
Solventum Corp. (a)	882	58
		113
Health Care Providers & Services (5.6%)
Centene Corp. (a)	1,032	62
Cigna Group	189	52
CVS Health Corp.	1,085	49
DaVita, Inc. (a)	376	56
Elevance Health, Inc.	156	57
Molina Healthcare, Inc. (a)	216	63
Premier, Inc., Class A	2,721	58
Tenet Healthcare Corp. (a)	433	55
Universal Health Services, Inc., Class B	316	57
		509
Hotel & Resort REITs (0.8%)
Host Hotels & Resorts, Inc. REIT	2,024	35
Park Hotels & Resorts, Inc. REIT	2,462	35
		70
Hotels, Restaurants & Leisure (1.6%)
Boyd Gaming Corp.	304	22
Carnival Corp. (a)	873	22
Marriott Vacations Worldwide Corp.	233	21
MGM Resorts International (a)	578	20
Norwegian Cruise Line Holdings Ltd. (a)	809	21
Travel & Leisure Co.	398	20
Wynn Resorts Ltd.	239	20
		146
Household Durables (0.7%)
Lennar Corp., Class B	108	14
Newell Brands, Inc.	1,903	19
PulteGroup, Inc.	135	15
Whirlpool Corp.	156	18
		66
Household Products (1.8%)
Reynolds Consumer Products, Inc.	3,111	84
Spectrum Brands Holdings, Inc.	949	80
		164
Independent Power & Renewable Electricity Producers (1.1%)
AES Corp.	4,160	54
Clearway Energy, Inc., Class C	1,904	49
		103
Industrial Conglomerates (0.6%)
3M Co.	396	51

Information Technology Services (2.0%)
Akamai Technologies, Inc. (a)	240	23
Amdocs Ltd.	260	22
Cognizant Technology Solutions Corp., Class A	279	22
DXC Technology Co. (a)	997	20
GoDaddy, Inc., Class A (a)	113	22
International Business Machines Corp.	101	22
Kyndryl Holdings, Inc. (a)	669	23
VeriSign, Inc. (a)	123	26
		180
Insurance (4.1%)
Arch Capital Group Ltd.	488	45
Axis Capital Holdings Ltd.	545	48
CNA Financial Corp.	979	47
Everest Group Ltd.	123	45
Globe Life, Inc.	436	49
Loews Corp.	565	48
RenaissanceRe Holdings Ltd.	178	44
Unum Group	640	47
		373
Interactive Media & Services (0.3%)
Match Group, Inc. (a)	939	31

Machinery (5.2%)
Agco Corp.	514	48
Allison Transmission Holdings, Inc.	424	46
CNH Industrial NV	4,179	47
Cummins, Inc.	136	48
Deere & Co.	113	48
Gates Industrial Corp. PLC (a)	2,303	47
Middleby Corp. (a)	357	48
Oshkosh Corp.	456	43
PACCAR, Inc.	443	46
Timken Co.	669	48
		469
Media (1.8%)
Charter Communications, Inc., Class A (a)	76	26
Comcast Corp., Class A	687	26
Interpublic Group of Cos., Inc.	1,021	29
Nexstar Media Group, Inc., Class A	176	28
Omnicom Group, Inc.	294	25
Sirius XM Holdings, Inc.	1,141	26
		160
Mortgage Real Estate Investment (0.7%)
Rithm Capital Corp. REIT	6,062	66

Office REITs (0.8%)
Highwoods Properties, Inc. REIT	1,157	35
Kilroy Realty Corp. REIT	905	37
		72
Oil, Gas & Consumable Fuels (5.7%)
APA Corp.	3,671	85
Chord Energy Corp.	623	73
Civitas Resources, Inc.	1,581	73

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Devon Energy Corp.	2,115	$69
Marathon Petroleum Corp.	525	73
Matador Resources Co.	1,370	77
Ovintiv, Inc.	1,782	72
		522
Passenger Airlines (2.0%)
Alaska Air Group, Inc. (a)	787	51
American Airlines Group, Inc. (a)	2,872	50
Delta Air Lines, Inc.	655	40
United Airlines Holdings, Inc. (a)	436	42
		183
Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	1,012	57
Jazz Pharmaceuticals PLC (a)	465	57
Merck & Co., Inc.	593	59
Organon & Co.	3,840	57
Perrigo Co. PLC	2,114	55
Pfizer, Inc.	2,316	62
Royalty Pharma PLC, Class A	2,243	57
Viatris, Inc.	4,407	55
		459
Professional Services (1.1%)
Clarivate PLC (a)	3,267	16
Concentrix Corp.	387	17
Dun & Bradstreet Holdings, Inc.	1,347	17
Genpact Ltd.	366	16
ManpowerGroup, Inc.	271	16
Science Applications International Corp.	137	15
		97
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	134	34

Retail REITs (0.8%)
NNN REIT, Inc. REIT	851	35
Simon Property Group, Inc. REIT	204	35
		70
Semiconductors & Semiconductor Equipment (3.2%)
Amkor Technology, Inc.	1,840	47
Cirrus Logic, Inc. (a)	468	47
GLOBALFOUNDRIES, Inc. (a)	1,145	49
ON Semiconductor Corp. (a)	704	45
Qorvo, Inc. (a)	706	49
Skyworks Solutions, Inc.	572	51
		288
Software (1.5%)
DocuSign, Inc. (a)	269	24
Dropbox, Inc., Class A (a)	797	24
Gen Digital, Inc.	738	20
RingCentral, Inc., Class A (a)	601	21
Teradata Corp. (a)	727	23
Zoom Communications, Inc., Class A (a)	262	21
		133
Specialized REITs (1.5%)
EPR Properties REIT	819	36
Gaming and Leisure Properties, Inc. REIT	725	35
Lamar Advertising Co., Class A REIT	284	35
VICI Properties, Inc. REIT	1,149	33
		139
Specialty Retail (1.4%)
AutoNation, Inc. (a)	143	24
Bath & Body Works, Inc.	797	31
Best Buy Co., Inc.	276	23
Gap, Inc.	1,005	24
Penske Automotive Group, Inc.	150	23
		125
Tech Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	1,581	34
HP, Inc.	914	30
		64
Textiles, Apparel & Luxury Goods (0.6%)
Carter's, Inc.	324	18
Crocs, Inc. (a)	165	18
PVH Corp.	169	18
		54
Trading Companies & Distributors (2.1%)
Air Lease Corp.	1,005	48
Core & Main, Inc., Class A (a)	1,115	57
MSC Industrial Direct Co., Inc., Class A	596	44
WESCO International, Inc.	241	44
		193
Total Common Stocks (Cost $8,495)		8,801

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (b) (Cost $194)	194,180	194
Total Investments (99.0%) (Cost $8,689) (c)(d)		8,995
Other Assets in Excess of Liabilities (1.0%)		90
Net Assets (100.0%)		$9,085

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $882,000 and the aggregate gross unrealized depreciation is approximately $576,000, resulting in net unrealized appreciation of approximately $306,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	71.0%
Banks	7.2
Oil, Gas & Consumable Fuels	5.8
Health Care Providers & Services	5.7
Machinery	5.2
Pharmaceuticals	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)

Fixed Income Securities (43.0%)
Agency Fixed Rate Mortgages (4.8%)
United States (4.8%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 5/1/51		$1,242	$937
2.50%, 4/1/52		2,408	1,905
4.50%, 1/1/49		57	54
Gold Pools:
3.50%, 1/1/44 - 6/1/45		416	376
4.50%, 1/1/49		15	14
6.50%, 5/1/32		18	19
7.50%, 5/1/35		1	1
Federal National Mortgage Association, Conventional Pools:
2.00%, 3/1/52		1,713	1,334
2.50%, 9/1/52		2,698	2,200
3.00%, 7/1/49 - 6/1/52		4,464	3,819
3.50%, 3/1/47 - 1/1/51		885	791
4.00%, 4/1/45 - 9/1/45		466	434
4.50%, 3/1/41 - 11/1/44		70	67
5.00%, 1/1/41 - 3/1/41		169	169
6.00%, 1/1/38		1	1
6.50%, 12/1/29		3	3
7.50%, 8/1/37		2	2
January TBA:
3.00%, 1/1/55 (a)		300	255
3.50%, 1/1/55 (a)		960	849
4.00%, 1/1/55 (a)		1,000	913
4.50%, 1/1/55 (a)		1,120	1,053
5.00%, 1/1/55 (a)		2,860	2,759
5.50%, 1/1/55 (a)		5,480	5,405
6.00%, 1/1/55 (a)		2,030	2,039
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42		107	101
4.50%, 6/20/49		22	20
5.00%, 2/20/49 - 6/20/49		57	56
5.50%, 8/15/39		14	14
			25,590
Asset-Backed Securities (0.7%)
United States (0.7%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)		144	145
HGI CRE CLO Ltd.,
1 Month Term SOFR + 1.11%,
5.51%, 9/17/36 (b)(c)		199	199
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%,
5.21%, 12/25/32 (c)		429	397
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		700	689
SASCO Mortgage Loan Trust,
1 Month Term SOFR + 2.29%,
4.59%, 5/25/34 (c)		13	13
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
3.64%, 7/25/39 (c)	EUR	217	215
STAR Trust, Class A
1 Month Term SOFR + 1.75%,
6.15%, 10/17/41 (b)(c)		$800	804
VINE Trust, Class A
4.75%, 12/17/40 (b)		986	956
			3,418
Commercial Mortgage-Backed Securities (0.8%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%,
4.25%, 4/22/33 (c)	EUR	75	77

United States (0.8%)
Ashford Hospitality Trust,
1 Month Term SOFR + 2.15%,
6.55%, 6/15/35 (b)(c)		$250	249
BAMLL Trust,
1 Month Term SOFR + 2.35%,
6.75%, 8/15/39 (b)(c)		800	807
BPR Trust,
1 Month Term SOFR + 1.90%,
6.30%, 4/15/37 (b)(c)		1,000	1,007
1 Month Term SOFR + 3.00%,
7.40%, 5/15/39 (b)(c)		400	402
Commercial Mortgage Trust,
4.68%, 7/15/47 (b)(c)		23	22
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%,
6.19%, 6/15/34 (b)(c)		700	701
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%,
6.02%, 6/15/39 (b)(c)		600	602
Life Mortgage Trust,
1 Month Term SOFR + 1.30%,
5.69%, 5/15/39 (b)(c)		500	490
			4,280
			4,357
Corporate Bonds (8.6%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	509
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	498
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	360
Westpac Banking Corp.,
2.67%, 11/15/35		$650	554
			1,921

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)

Brazil (0.1%)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27		$350	$333

Canada (0.5%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	276
Province of Ontario Canada,
4.10%, 3/4/33	CAD	1,300	934
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,227
Rogers Communications, Inc.,
3.80%, 3/15/32		$475	427
			2,864
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	337

Denmark (0.1%)
Realkredit Danmark AS,
Series CCS
4.00%, 10/1/56	DKK	3,489	485

France (0.9%)
AXA SA,
3.25%, 5/28/49	EUR	400	411
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	410
1.25%, 12/5/25	GBP	400	484
3.75%, 2/1/33	EUR	600	639
BNP Paribas SA,
1.13%, 6/11/26		485	490
1.25%, 7/13/31	GBP	200	194
4.38%, 1/13/29	EUR	400	429
BPCE SA,
4.00%, 11/29/32		400	433
5.75%, 6/1/33		500	550
Credit Agricole SA,
3.88%, 4/20/31		700	753
Orange SA,
5.00%, 10/1/26 (e)		250	266
			5,059
Germany (0.8%)
Allianz SE,
2.12%, 7/8/50		100	97
5.82%, 7/25/53		400	469
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		2,290	2,129
RWE AG,
3.63%, 1/10/32		590	625
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		1,100	1,107
			4,427
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$300	301

Italy (0.1%)
Generali,
5.50%, 10/27/47	EUR	400	439

Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34		400	412

Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		$730	699

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	396
Logicor Financing SARL,
1.50%, 7/13/26		300	305
			701
Macau (0.0%)‡
Las Vegas Sands Corp.,
6.00%, 8/15/29		$169	171

Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)	EUR	120	129

Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27		400	416
5.18%, 11/19/25		$800	799
			1,215
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	377

United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	530

United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	874
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	366
2.80%, 5/24/32		$325	276
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	255
NGG Finance PLC,
5.63%, 6/18/73		350	438
			2,209
United States (4.4%)
Air Lease Corp.,
3.13%, 12/1/30		$200	177
Aon North America, Inc.,
5.45%, 3/1/34		675	674

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)

United States (cont'd)
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	$408
2.90%, 12/4/26	GBP	350	423
3.65%, 6/1/51		$625	442
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,233
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	545
Boeing Co.,
5.81%, 5/1/50		375	349
6.26%, 5/1/27		100	102
6.30%, 5/1/29		200	207
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		200	193
Centene Corp.,
2.50%, 3/1/31		1,050	869
Charles Schwab Corp.,
5.85%, 5/19/34		710	731
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	136
4.80%, 3/1/50		500	376
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	396
Citigroup, Inc.,
3.79%, 3/17/33		$1,300	1,168
Comcast Corp.,
3.25%, 9/26/32	EUR	450	468
Enterprise Products Operating LLC,
3.95%, 1/31/60		$275	198
4.95%, 2/15/35		175	169
Global Payments, Inc.,
4.45%, 6/1/28		625	612
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	620	539
5.85%, 4/25/35		$525	535
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	829
JPMorgan Chase & Co.,
5.04%, 1/23/28		625	627
6.25%, 10/23/34		1,450	1,533
Las Vegas Sands Corp.,
5.90%, 6/1/27		275	279
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	229
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	520
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,112
Nuveen LLC,
5.85%, 4/15/34 (b)		225	228
ONEOK, Inc.,
5.05%, 11/1/34		175	168
6.05%, 9/1/33		450	463
Oracle Corp.,
2.88%, 3/25/31		1,150	1,012
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	230
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,010
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	299
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	72
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	585
1.88%, 10/1/49		100	72
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$550	458
U.S. Bancorp,
5.84%, 6/12/34		462	471
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	507
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	330
2.55%, 3/21/31		$625	539
Vontier Corp.,
2.40%, 4/1/28		250	226
Warnermedia Holdings, Inc.,
5.14%, 3/15/52		100	74
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		350	316
			23,139
			45,748
Mortgages - Other (1.4%)
Netherlands (0.0%)‡
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%,
4.31%, 1/25/39 (c)	EUR	328	315

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%,
3.11%, 6/18/38 (c)		163	168
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%,
7.02%, 4/17/44 (c)	GBP	143	171
			339
United States (1.3%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		597	500
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		914	901

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)

United States (cont'd)
ChaseFlex Trust,
6.00%, 2/25/37		$20	$7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		206	177
3.00%, 10/25/58		24	21
4.00%, 10/25/58		22	20
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		42	35
3.00%, 7/25/46		15	12
3.00%, 12/25/46		55	45
3.00%, 5/25/47		100	83
3.50%, 5/25/45		16	13
3.50%, 9/25/45		38	32
3.50%, 7/25/46		23	19
4.00%, 5/25/45		4	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		475	383
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		406	326
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		445	374
3.00%, 9/25/52 (b)(c)		484	406
3.25%, 7/25/52 (b)(c)		556	489
Lehman Mortgage Trust,
6.50%, 9/25/37		17	5
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		471	379
MFA Trust,
5.27%, 8/25/69 (b)		963	960
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		459	385
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		761	768
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		554	446
			6,800
			7,454
Municipal Bond (0.1%)
Michigan (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/2122(Cost $300)		300	236

Sovereign (17.6%)
Australia (0.6%)
Australia Government Bond,
1.25%, 5/21/32	AUD	1,610	811
Treasury Corp. of Victoria,
2.00%, 9/17/35		2,320	1,054
2.25%, 9/15/33		3,043	1,520
			3,385
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	329

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		170	164
1.70%, 6/22/50		480	350
3.45%, 6/22/43		650	681
			1,195
Canada (1.2%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	100	53
3.25%, 12/1/33		6,440	4,500
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	557
Province of British Columbia,
4.75%, 6/12/34		1,070	1,054
			6,164
Chile (0.1%)
Chile Government International Bond,
3.88%, 7/9/31	EUR	450	473

China (3.7%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	495
China Development Bank,
3.34%, 7/14/25		3,430	475
China Government Bond,
2.37%, 1/20/27		16,900	2,374
2.69%, 8/15/32		12,300	1,811
2.80%, 11/15/32		24,440	3,621
3.12%, 10/25/52		4,420	746
3.13%, 11/21/29		26,150	3,878
3.27%, 11/19/30		23,460	3,541
3.52%, 4/25/46		1,430	246
3.53%, 10/18/51		1,300	233
3.81%, 9/14/50		4,070	764
3.86%, 7/22/49		6,000	1,113
Export-Import Bank of China,
2.93%, 3/2/25		3,470	477
			19,774
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	305

Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	210

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	402

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	380	$398

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34		370	332
3.00%, 9/15/34		400	421
			753
France (1.0%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	614
French Republic Government Bond OAT,
0.00%, 11/25/29		5,000	4,558
SNCF Reseau,
1.88%, 3/30/34		400	364
			5,536
Germany (2.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		3,930	3,527
0.25%, 2/15/29		2,530	2,440
1.70%, 8/15/32		1,430	1,428
4.25%, 7/4/39		1,330	1,656
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,333
			10,384
Greece (0.2%)
Hellenic Republic Government Bond,
3.38%, 6/15/34		1,000	1,048

Hungary (0.0%)‡
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	111

Indonesia (0.2%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,506,000	777

Ireland (0.1%)
Ireland Government Bond,
2.60%, 10/18/34	EUR	450	466

Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,070	1,053
3.85%, 7/1/34		640	685
4.00%, 11/15/30		1,600	1,745
4.45%, 9/1/43		358	395
4.50%, 10/1/53		550	608
			4,486
Japan (2.0%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	548,000	3,415
1.10%, 6/20/34		177,000	1,129
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,012
0.40%, 9/20/49		279,000	1,204
0.70%, 12/20/51		279,000	1,244
Japan Government Twenty Year Bond,
0.40%, 6/20/41		485,050	2,522
			10,526
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	612
Korea Development Bank,
0.80%, 7/19/26		590	557
			1,169
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	290	311

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,390	747
3.89%, 8/15/29		2,330	527
			1,274
Mexico (0.1%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	274
7.75%, 5/29/31		5,000	214
8.50%, 5/31/29		5,900	268
			756
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	970	885
2.75%, 1/15/47		90	94
			979
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	240	133
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	1,970	1,222
			1,355
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	197

Norway (0.0%)‡
Norway Government Bond,
3.63%, 5/31/39	NOK	360	31

Poland (0.2%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,300	242
Republic of Poland Government International Bond,
3.13%, 10/22/31	EUR	711	741
			983
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54		160	172

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	870	$627

Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	691

South Africa (1.1%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	124,364	6,004

Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	520
2.70%, 10/31/48		410	366
3.45%, 10/31/34		2,380	2,546
3.50%, 5/31/29		990	1,068
4.00%, 10/31/54		130	142
			4,642
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	8,270	226
2.00%, 12/17/31		27,000	783
			1,009
United Kingdom (1.2%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	820	826
0.63%, 10/22/50		2,170	1,013
0.88%, 7/31/33		1,730	1,613
1.25%, 10/22/41		500	366
1.63%, 10/22/28		550	628
3.50%, 10/22/25 - 1/22/45		1,360	1,551
4.25%, 7/31/34		170	207
			6,204
			93,126
Supranational (0.8%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	149
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	217
Corp. Andina de Fomento,
5.00%, 1/24/29		770	774
MTN
5.30%, 2/19/29	AUD	1,670	1,036
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	787
European Investment Bank,
0.00%, 1/14/31		1,200	1,071
			4,034
U.S. Treasury Securities (8.2%)
United States (8.2%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$5,850	3,522
1.75%, 8/15/41		1,770	1,147
U.S. Treasury Inflation-Indexed Notes,
1.88%, 7/15/34		11,950	11,582
U.S. Treasury Notes,
0.38%, 12/31/25		6,270	6,038
0.50%, 4/30/27		530	486
1.13%, 10/31/26		7,000	6,619
1.38%, 10/31/28—11/15/31		8,280	7,244
1.50%, 2/15/30		840	730
1.88%, 2/15/32		630	530
3.38%, 5/15/33		3,280	3,015
4.00%, 2/15/34		1,150	1,101
4.13%, 9/30/27		1,540	1,534
			43,548
Total Fixed Income Securities (Cost $241,612)			227,511

	Shares

Common Stocks (40.0%)
Australia (0.9%)
ANZ Group Holdings Ltd.	12,322	217
APA Group	5,259	23
Aristocrat Leisure Ltd.	2,300	97
ASX Ltd.	780	31
BHP Group Ltd.	20,673	504
BlueScope Steel Ltd.	1,780	21
Brambles Ltd.	5,666	67
CAR Group Ltd.	1,533	34
Cochlear Ltd.	266	48
Coles Group Ltd.	5,474	64
Commonwealth Bank of Australia	6,676	632
Computershare Ltd.	2,155	45
CSL Ltd.	1,977	345
Endeavour Group Ltd.	6,221	16
Fortescue Ltd.	6,878	77
Goodman Group REIT	6,943	153
GPT Group REIT	7,762	21
Insurance Australia Group Ltd.	9,436	49
James Hardie Industries PLC (f)	1,761	54
Lottery Corp. Ltd.	9,085	28
Macquarie Group Ltd.	1,455	199
Medibank Pvt Ltd.	11,160	26
Mineral Resources Ltd.	706	15
Mirvac Group REIT	15,664	18
National Australia Bank Ltd.	12,361	283
Northern Star Resources Ltd.	4,645	44
Orica Ltd.	2,005	21
Origin Energy Ltd.	6,897	46
Pro Medicus Ltd.	230	36
Qantas Airways Ltd. (f)	3,048	17
QBE Insurance Group Ltd.	6,118	73
Ramsay Health Care Ltd.	751	16
REA Group Ltd.	214	31
Reece Ltd.	915	13
Rio Tinto Ltd.	1,519	110
Santos Ltd.	13,171	55

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Scentre Group REIT	20,991	$44
SEEK Ltd.	1,437	20
SGH Ltd.	820	23
Sonic Healthcare Ltd.	1,858	31
South32 Ltd.	18,213	38
Stockland REIT	9,565	28
Suncorp Group Ltd.	5,062	60
Telstra Group Ltd.	16,441	41
Transurban Group (Units)	12,430	103
Treasury Wine Estates Ltd.	3,314	23
Vicinity Ltd. REIT	15,662	20
Washington H Soul Pattinson & Co. Ltd.	971	21
Wesfarmers Ltd.	4,512	199
Westpac Banking Corp.	13,847	276
WiseTech Global Ltd.	744	56
Woodside Energy Group Ltd.	7,673	119
Woolworths Group Ltd.	4,985	94
Xero Ltd. (f)	588	61
		4,786
Austria (0.1%)
Erste Group Bank AG	4,224	261
OMV AG	504	20
Verbund AG	231	17
		298
Belgium (0.2%)
Ageas SA	630	31
Anheuser-Busch InBev SA	3,556	178
Argenx SE (f)	239	148
D'ieteren Group	86	14
Elia Group SA	116	9
Groupe Bruxelles Lambert NV	328	22
KBC Group NV	3,147	243
Lotus Bakeries NV	2	22
Sofina SA	61	14
Syensqo SA	294	22
UCB SA	488	97
Warehouses De Pauw CVA REIT	719	14
		814
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,150	168
Air Canada (f)	748	12
Alimentation Couche-Tard, Inc.	3,286	182
AltaGas Ltd.	1,291	30
ARC Resources Ltd.	2,538	46
Bank of Montreal	3,116	303
Bank of Nova Scotia	5,294	284
Barrick Gold Corp. (LSE)	5,609	87
Barrick Gold Corp. (NYSE)	1,893	30
BCE, Inc.	317	7
Brookfield Asset Management Ltd., Class A	1,543	84
Brookfield Corp.	5,899	339
Brookfield Renewable Corp.	584	16
CAE, Inc. (f)	1,345	34
Cameco Corp.	1,865	96
Canadian Apartment Properties REIT	354	11
Canadian Imperial Bank of Commerce	4,130	261
Canadian National Railway Co.	2,314	235
Canadian Natural Resources Ltd.	9,046	279
Canadian Pacific Kansas City Ltd.	4,053	293
Canadian Tire Corp. Ltd., Class A	224	24
Canadian Utilities Ltd., Class A	571	14
CCL Industries, Inc., Class B	645	33
Cenovus Energy, Inc.	5,881	89
CGI, Inc.	879	96
Constellation Software, Inc.	87	269
Descartes Systems Group, Inc. (f)	372	42
Dollarama, Inc.	1,218	119
Element Fleet Management Corp.	1,732	35
Emera, Inc.	1,237	46
Empire Co. Ltd., Class A	571	17
Enbridge, Inc.	9,340	396
Fairfax Financial Holdings Ltd.	89	124
First Quantum Minerals Ltd. (f)	3,042	39
FirstService Corp.	175	32
Fortis, Inc.	2,122	88
Franco-Nevada Corp.	826	97
George Weston Ltd.	254	40
GFL Environmental, Inc.	987	44
Gildan Activewear, Inc.	606	29
Great-West Lifeco, Inc.	1,187	39
Hydro One Ltd.	1,420	44
iA Financial Corp., Inc.	400	37
IGM Financial, Inc.	354	11
Imperial Oil Ltd.	793	49
Intact Financial Corp.	771	140
Ivanhoe Mines Ltd., Class A (f)	3,232	38
Keyera Corp.	991	30
Kinross Gold Corp.	5,312	49
Loblaw Cos. Ltd.	654	86
Lundin Mining Corp.	2,811	24
Magna International, Inc.	1,177	49
Manulife Financial Corp.	7,527	231
MEG Energy Corp.	1,146	19
Metro, Inc.	912	57
National Bank of Canada	1,471	134
Nutrien Ltd.	2,125	95
Onex Corp.	264	21
Open Text Corp.	1,130	32
Pan American Silver Corp.	1,563	32
Parkland Corp.	604	14
Pembina Pipeline Corp.	2,516	93
Power Corp. of Canada	2,395	75
Quebecor, Inc., Class B	672	15
RB Global, Inc.	793	72
Restaurant Brands International, Inc.	1,320	86
Rogers Communications, Inc., Class B	1,544	47
Royal Bank of Canada	6,058	730

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

Canada (cont'd)
Saputo, Inc.	1,102	$19
Shopify, Inc., Class A (f)	5,323	567
Stantec, Inc.	494	39
Sun Life Financial, Inc.	2,467	147
Suncor Energy, Inc.	5,394	193
TC Energy Corp.	4,460	208
Teck Resources Ltd., Class B	1,975	80
TELUS Corp.	2,118	29
TFI International, Inc.	353	48
Thomson Reuters Corp.	678	109
TMX Group Ltd.	1,200	37
Toromont Industries Ltd.	355	28
Toronto-Dominion Bank	7,500	399
Tourmaline Oil Corp.	1,507	70
West Fraser Timber Co. Ltd.	236	20
Wheaton Precious Metals Corp.	1,956	110
WSP Global, Inc.	561	99
		9,021
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	42,000	—

Denmark (0.3%)
AP Moller - Maersk AS Series B	30	49
Carlsberg AS Series B	392	38
Coloplast AS Series B	523	57
Danske Bank AS	2,797	79
Demant AS (f)	366	14
DSV AS	840	179
Genmab AS (f)	255	53
Novo Nordisk AS, Class B	12,374	1,068
Novozymes AS Series B	1,443	82
Orsted AS (f)	688	31
Pandora AS	334	61
Rockwool AS, Class B	39	14
Tryg AS	1,389	29
Vestas Wind Systems AS (f)	3,983	55
Zealand Pharma AS (f)	264	26
		1,835
Finland (0.2%)
Elisa OYJ	587	25
Fortum OYJ	1,835	26
Kesko OYJ, Class B	1,125	21
Kone OYJ, Class B	1,405	69
Metso OYJ	2,564	24
Neste OYJ	1,753	22
Nokia OYJ	21,786	96
Nordea Bank Abp	41,590	454
Orion OYJ, Class B	447	20
Sampo OYJ, Class A	2,037	83
Stora Enso OYJ, Class R	2,380	24
UPM-Kymmene OYJ	2,190	60
Wartsila OYJ Abp	2,067	37
		961
France (1.6%)
Accor SA	800	39
Aeroports de Paris SA	142	16
Air Liquide SA	2,381	387
Airbus SE	2,450	392
Alstom SA (f)	1,422	32
Amundi SA	253	17
ArcelorMittal SA	1,934	45
Arkema SA	231	18
AXA SA	7,206	256
BioMerieux	170	18
BNP Paribas SA	13,567	833
Bollore SE	2,900	18
Bouygues SA	782	23
Bureau Veritas SA	1,291	39
Capgemini SE	634	104
Carrefour SA	2,226	32
Cie de Saint-Gobain SA	1,856	165
Cie Generale des Etablissements Michelin SCA	2,743	90
Covivio SA REIT	230	12
Credit Agricole SA	13,937	192
Danone SA	2,640	178
Dassault Aviation SA	80	16
Dassault Systemes SE	2,742	95
Edenred SE	987	32
Eiffage SA	301	26
Engie SA	7,449	118
EssilorLuxottica SA	1,214	296
Eurazeo SE	171	13
Eurofins Scientific SE	545	28
Euronext NV	321	36
Gecina SA REIT	190	18
Getlink SE	1,240	20
Hermes International SCA	130	312
Ipsen SA	153	17
Kering SA	304	75
Klepierre SA REIT	888	26
La Francaise des Jeux SACA	426	16
Legrand SA	1,079	105
L'Oreal SA	983	348
LVMH Moet Hennessy Louis Vuitton SE (France)	1,129	743
Orange SA	7,611	76
Pernod Ricard SA	838	95
Publicis Groupe SA	936	100
Renault SA	795	39
Rexel SA	904	23
Safran SA	1,489	326
Sanofi SA	4,665	453
Sartorius Stedim Biotech	119	23
Schneider Electric SE	2,243	558
SEB SA	103	9
Societe Generale SA	9,581	269
Sodexo SA	360	30
STMicroelectronics NV	2,769	69

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Teleperformance SE	229	$20
Thales SA	381	55
TotalEnergies SE	8,877	495
Unibail-Rodamco-Westfield REIT	488	37
Veolia Environnement SA	2,893	81
Vinci SA	2,047	211
		8,215
Germany (1.2%)
adidas AG	668	164
Allianz SE (Registered)	1,612	495
BASF SE	3,677	161
Bayer AG (Registered)	4,065	81
Bayerische Motoren Werke AG	1,202	98
Bayerische Motoren Werke AG (Preference)	231	17
Bechtle AG	335	11
Beiersdorf AG	406	52
Brenntag SE	531	32
Carl Zeiss Meditec AG	164	8
Commerzbank AG	13,319	219
Continental AG	453	31
Covestro AG (f)	736	44
CTS Eventim AG & Co. KGaA	257	22
Daimler Truck Holding AG	2,040	78
Delivery Hero SE (f)	768	22
Deutsche Bank AG (Registered)	7,757	134
Deutsche Boerse AG	779	179
Deutsche Lufthansa AG (Registered)	2,483	16
Deutsche Post AG (Registered)	4,192	148
Deutsche Telekom AG (Registered)	14,354	430
Dr Ing hc F Porsche AG (Preference)	475	29
E.ON SE	9,182	107
Evonik Industries AG	1,048	18
Fresenius Medical Care AG	835	38
Fresenius SE & Co. KGaA (f)	1,719	60
GEA Group AG	638	32
Hannover Rueck SE (Registered)	247	62
Heidelberg Materials AG	555	69
Henkel AG & Co. KGaA	426	33
Henkel AG & Co. KGaA (Preference)	693	61
Infineon Technologies AG	5,322	174
Knorr-Bremse AG	301	22
LEG Immobilien SE	308	26
Mercedes-Benz Group AG (Registered)	3,110	173
Merck KGaA	528	77
MTU Aero Engines AG	222	74
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	545	276
Nemetschek SE	235	23
Porsche Automobil Holding SE (Preference)	640	24
Puma SE	435	20
QIAGEN NV (f)	900	40
Rational AG	21	18
Rheinmetall AG	175	112
RWE AG	2,581	77
SAP SE	4,286	1,054
Sartorius AG (Preference)	107	24
Scout24 SE	306	27
Siemens AG (Registered)	3,115	607
Siemens Energy AG (f)	2,597	138
Siemens Healthineers AG	1,152	61
Symrise AG	545	58
Talanx AG	262	22
Volkswagen AG (Preference)	846	78
Vonovia SE	3,061	93
Zalando SE (f)	921	31
		6,280
Hong Kong (0.2%)
AIA Group Ltd.	44,026	316
BOC Hong Kong Holdings Ltd.	14,958	48
CK Asset Holdings Ltd.	7,717	31
CK Hutchison Holdings Ltd.	10,701	57
CK Infrastructure Holdings Ltd.	2,489	18
CLP Holdings Ltd.	6,614	55
Futu Holdings Ltd. ADR	226	18
Galaxy Entertainment Group Ltd.	8,924	38
Hang Seng Bank Ltd.	2,994	37
Henderson Land Development Co. Ltd.	5,944	18
HKT Trust & HKT Ltd.	15,411	19
Hong Kong & China Gas Co. Ltd.	45,250	36
Hong Kong Exchanges & Clearing Ltd.	4,882	183
Hongkong Land Holdings Ltd.	4,457	20
Jardine Matheson Holdings Ltd.	635	26
Link REIT	10,831	46
MTR Corp. Ltd.	6,248	22
Power Assets Holdings Ltd.	5,543	39
Sands China Ltd. (f)	9,825	26
Sino Land Co. Ltd.	15,674	16
SITC International Holdings Co. Ltd.	5,397	14
Sun Hung Kai Properties Ltd.	5,868	56
Swire Pacific Ltd., Class A	1,642	15
Techtronic Industries Co. Ltd.	5,639	74
WH Group Ltd.	34,443	26
Wharf Holdings Ltd.	4,297	12
Wharf Real Estate Investment Co. Ltd.	6,661	17
		1,283
Ireland (0.1%)
AIB Group PLC	20,569	114
Bank of Ireland Group PLC	12,996	119
Kerry Group PLC, Class A	544	52
Kingspan Group PLC	550	40
		325
Israel (0.1%)
Azrieli Group Ltd.	173	14
Bank Hapoalim BM	5,169	62
Bank Leumi Le-Israel BM	6,162	73
Check Point Software Technologies Ltd. (f)	365	68
CyberArk Software Ltd. (f)	180	60

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

Israel (cont'd)
Elbit Systems Ltd.	110	$29
Global-e Online Ltd. (f)	418	23
ICL Group Ltd.	3,131	15
Israel Discount Bank Ltd., Class A	5,080	35
Mizrahi Tefahot Bank Ltd.	639	28
Monday.com Ltd. (f)	163	38
Nice Ltd. (f)	262	45
Teva Pharmaceutical Industries Ltd. ADR (f)	4,786	106
Wix.com Ltd. (f)	220	47
		643
Italy (0.6%)
Amplifon SpA	490	13
Banco BPM SpA	16,036	130
BPER Banca SpA	4,033	26
Davide Campari-Milano NV	2,502	16
DiaSorin SpA	90	9
Enel SpA	33,035	236
Eni SpA	9,339	128
Ferrari NV	516	220
FinecoBank Banca Fineco SpA	7,976	139
Generali	3,820	108
Infrastrutture Wireless Italiane SpA	1,347	14
Intesa Sanpaolo SpA	198,471	796
Leonardo SpA	1,622	44
Mediobanca Banca di Credito Finanziario SpA	6,957	101
Moncler SpA	951	50
Nexi SpA (f)	2,086	12
Poste Italiane SpA	1,857	26
Prysmian SpA	1,125	72
Recordati Industria Chimica e Farmaceutica SpA	420	22
Snam SpA	8,150	36
Stellantis NV	8,016	104
Telecom Italia SpA (Milano) (f)	40,363	10
Tenaris SA	1,649	31
Terna - Rete Elettrica Nazionale	5,697	45
UniCredit SpA	20,273	812
Unipol Gruppo SpA	1,598	20
		3,220
Netherlands (0.7%)
ABN AMRO Bank NV CVA	6,150	95
Adyen NV (f)	90	134
Aegon Ltd.	5,556	33
AerCap Holdings NV	792	76
Akzo Nobel NV	700	42
ASM International NV	192	111
ASML Holding NV	1,636	1,146
ASR Nederland NV	648	31
BE Semiconductor Industries NV	308	42
Coca-Cola Europacific Partners PLC	845	65
DSM-Firmenich AG	762	77
EXOR NV	408	37
Havas NV (f)	3,059	5
Heineken Holding NV	533	32
Heineken NV	1,184	84
IMCD NV	235	35
ING Groep NV	45,989	721
InPost SA (f)	911	15
JDE Peet's NV	504	9
Koninklijke Ahold Delhaize NV	3,814	124
Koninklijke KPN NV	15,998	58
Koninklijke Philips NV (f)	3,241	82
NN Group NV	1,109	48
Prosus NV (f)	5,681	226
Randstad NV	443	19
Universal Music Group NV	3,352	86
Wolters Kluwer NV	985	164
		3,597
New Zealand (0.0%)‡
Auckland International Airport Ltd.	7,817	38
Fisher & Paykel Healthcare Corp. Ltd.	2,794	60
Infratil Ltd.	4,390	31
Mercury NZ Ltd.	3,342	11
Meridian Energy Ltd.	6,152	20
		160
Norway (0.1%)
Aker BP ASA	1,268	25
DNB Bank ASA	3,611	72
Equinor ASA	3,381	80
Gjensidige Forsikring ASA	813	14
Kongsberg Gruppen ASA	349	39
Mowi ASA	1,891	32
Norsk Hydro ASA	5,659	31
Orkla ASA	2,822	25
Salmar ASA	266	13
Telenor ASA	2,494	28
Yara International ASA	673	18
		377
Portugal (0.0%)‡
EDP - Energias de Portugal SA	12,534	40
EDP Renovaveis SA	1,220	12
Galp Energia SGPS SA	1,860	31
Jeronimo Martins SGPS SA	1,137	22
		105
Singapore (0.2%)
CapitaLand Ascendas REIT	15,383	29
CapitaLand Integrated Commercial Trust REIT	24,027	34
CapitaLand Investment Ltd.	9,601	19
DBS Group Holdings Ltd.	8,195	263
Genting Singapore Ltd.	25,019	14
Grab Holdings Ltd., Class A (f)	8,800	42
Keppel Ltd.	6,039	30
Oversea-Chinese Banking Corp. Ltd.	14,018	171
Sea Ltd. ADR (f)	1,547	164
Sembcorp Industries Ltd.	3,716	15
Singapore Airlines Ltd.	6,201	29
Singapore Exchange Ltd.	3,562	33
Singapore Technologies Engineering Ltd.	6,474	22

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

Singapore (cont'd)
Singapore Telecommunications Ltd.	31,152	$70
United Overseas Bank Ltd.	5,207	138
Wilmar International Ltd.	7,974	18
Yangzijiang Shipbuilding Holdings Ltd.	10,465	23
		1,114
South Africa (0.8%)
Absa Group Ltd.	78,136	783
Capitec Bank Holdings Ltd.	8,007	1,330
Nedbank Group Ltd.	40,398	604
Standard Bank Group Ltd.	123,287	1,448
		4,165
Spain (0.6%)
Acciona SA	102	11
ACS Actividades de Construccion y Servicios SA	730	37
Aena SME SA	310	63
Amadeus IT Group SA	1,866	132
Banco Bilbao Vizcaya Argentaria SA	77,276	756
Banco de Sabadell SA	22,769	44
Banco Santander SA	208,796	966
CaixaBank SA	53,346	290
Cellnex Telecom SA	2,201	69
Endesa SA	1,314	28
Ferrovial SE	1,960	82
Grifols SA (f)	1,246	12
Iberdrola SA	24,958	344
Industria de Diseno Textil SA	4,548	233
Redeia Corp. SA	1,678	29
Repsol SA	4,839	59
Telefonica SA	16,493	67
		3,222
Sweden (0.4%)
AddTech AB, Class B	1,057	29
Alfa Laval AB	1,185	50
Assa Abloy AB, Class B	4,080	121
Atlas Copco AB, Class A	17,418	254
Beijer Ref AB	1,575	23
Boliden AB	1,117	31
Epiroc AB, Class A	4,344	73
EQT AB	1,532	42
Essity AB, Class B	2,487	66
Evolution AB	777	60
Fastighets AB Balder, Class B (f)	2,717	19
Getinge AB, Class B	917	15
H & M Hennes & Mauritz AB, Class B	2,330	31
Hexagon AB, Class B	8,455	81
Holmen AB, Class B	311	11
Industrivarden AB, Class A	1,152	37
Indutrade AB	1,116	28
Investment AB Latour, Class B	600	15
Investor AB, Class B	7,062	187
L E Lundbergforetagen AB, Class B	311	14
Lifco AB, Class B	946	27
Nibe Industrier AB, Class B	6,162	24
Saab AB, Class B	1,250	26
Sagax AB, Class B	911	19
Sandvik AB	4,358	78
Securitas AB, Class B	2,006	25
Skandinaviska Enskilda Banken AB, Class A	6,461	89
Skanska AB, Class B	1,378	29
SKF AB, Class B	1,404	26
Spotify Technology SA (f)	625	280
Svenska Cellulosa AB SCA, Class B	2,469	31
Svenska Handelsbanken AB, Class A	5,891	61
Swedbank AB, Class A	3,438	68
Swedish Orphan Biovitrum AB (f)	793	23
Tele2 AB, Class B	2,239	22
Telefonaktiebolaget LM Ericsson, Class B	11,332	92
Telia Co. AB	9,575	27
Trelleborg AB, Class B	871	30
Volvo AB, Class A	7,332	178
		2,342
Switzerland (1.3%)
ABB Ltd. (Registered)	7,257	392
Adecco Group AG (Registered)	690	17
Alcon AG	2,287	194
Avolta AG (Registered)	376	15
Bachem Holding AG (f)	137	9
Baloise Holding AG (Registered)	178	32
Banque Cantonale Vaudoise (Registered)	124	11
Barry Callebaut AG (Registered)	15	20
BKW AG	85	14
Chocoladefabriken Lindt & Spruengli AG	4	44
Cie Financiere Richemont SA, Class A (Registered)	2,439	369
Clariant AG (Registered) (f)	878	10
EMS-Chemie Holding AG (Registered)	29	20
Galderma Group AG (f)	340	38
Geberit AG (Registered)	154	87
Givaudan SA (Registered)	42	184
Helvetia Holding AG (Registered)	150	25
Holcim AG (f)	2,383	229
Julius Baer Group Ltd.	846	55
Kuehne & Nagel International AG (Registered) (f)	223	51
Logitech International SA (Registered)	700	58
Lonza Group AG (Registered) (f)	331	195
Nestle SA (Registered)	11,992	984
Novartis AG (Registered)	9,006	877
Partners Group Holding AG	104	141
Roche Holding AG	130	39
Roche Holding AG (Genusschein)	3,195	893
Sandoz Group AG	1,682	69
Schindler Holding AG	167	46
Schindler Holding AG (Registered)	96	26
SGS SA (Registered)	618	62
SIG Group AG (f)	1,249	25
Sika AG (Registered) (f)	700	167
Sonova Holding AG (Registered)	231	75
Straumann Holding AG (Registered) (f)	457	58

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

Switzerland (cont'd)
Swatch Group AG	118	$21
Swiss Life Holding AG (Registered)	131	101
Swiss Prime Site AG (Registered)	318	35
Swiss Re AG	1,366	198
Swisscom AG (Registered)	118	66
Temenos AG (Registered)	231	16
UBS Group AG (Registered) (f)	14,983	459
VAT Group AG	110	42
Zurich Insurance Group AG	668	397
		6,866
United Kingdom (1.9%)
3i Group PLC	4,005	178
Admiral Group PLC	1,065	35
Anglo American PLC	5,249	155
Antofagasta PLC	1,623	32
Ashtead Group PLC	1,822	113
Associated British Foods PLC	1,369	35
AstraZeneca PLC	6,268	817
Auto Trader Group PLC	3,689	37
Aviva PLC	10,932	64
BAE Systems PLC	12,328	177
Barclays PLC	59,688	200
Barratt Redrow PLC	5,632	31
Berkeley Group Holdings PLC	420	20
BP PLC	66,649	329
British American Tobacco PLC	8,196	296
BT Group PLC	26,729	48
Bunzl PLC	1,367	56
Centrica PLC	20,906	35
Coca-Cola HBC AG (f)	892	30
Compass Group PLC	6,963	232
Croda International PLC	537	23
DCC PLC	407	26
Diageo PLC	9,219	293
Endeavour Mining PLC	757	14
Entain PLC	2,558	22
Evraz PLC (f)(g)	2,495	—
Experian PLC	3,819	164
G4S Ltd. (f)	6,437	20
Glencore PLC (f)	42,859	189
GSK PLC	16,918	285
Haleon PLC	31,565	149
Halma PLC	1,561	52
Hargreaves Lansdown PLC	1,461	20
Hikma Pharmaceuticals PLC	678	17
HSBC Holdings PLC	74,653	733
Imperial Brands PLC	3,300	106
Informa PLC	5,503	55
InterContinental Hotels Group PLC	655	81
Intertek Group PLC	660	39
J Sainsbury PLC	7,325	25
JD Sports Fashion PLC	10,733	13
Kingfisher PLC	7,538	23
Land Securities Group PLC REIT	2,880	21
Legal & General Group PLC	24,245	70
Lloyds Banking Group PLC	253,257	173
London Stock Exchange Group PLC	1,978	279
M&G PLC	9,281	23
Marks & Spencer Group PLC	8,444	40
Melrose Industries PLC	5,331	37
Mondi PLC	1,810	27
National Grid PLC	19,979	237
NatWest Group PLC	29,054	146
Next PLC	489	58
Paragon Offshore PLC (f)(g)	303	—
Pearson PLC	2,467	40
Persimmon PLC	1,319	20
Phoenix Group Holdings PLC	2,880	18
Prudential PLC	11,053	88
Reckitt Benckiser Group PLC	2,835	172
RELX PLC (LSE)	7,703	349
Rentokil Initial PLC	10,484	52
Rio Tinto PLC	4,634	274
Rolls-Royce Holdings PLC (f)	34,937	248
Sage Group PLC	4,134	66
Schroders PLC	3,364	14
Segro PLC REIT	5,300	46
Severn Trent PLC	1,113	35
Shell PLC	25,456	793
Smith & Nephew PLC	3,575	44
Smiths Group PLC	1,414	30
Spirax Group PLC	308	26
SSE PLC	4,560	91
Standard Chartered PLC	8,603	106
Taylor Wimpey PLC	14,559	22
Tesco PLC	28,181	130
Unilever PLC CVA	10,224	581
United Utilities Group PLC	2,816	37
Vodafone Group PLC	91,409	78
Whitbread PLC	738	27
Wise PLC, Class A (f)	2,707	36
WPP PLC	4,459	46
		9,849
United States (26.8%)
3M Co.	1,510	195
A.O. Smith Corp.	329	22
Abbott Laboratories	4,762	539
AbbVie, Inc.	4,848	861
Accenture PLC, Class A	1,724	606
Adobe, Inc. (f)	1,211	539
Advanced Micro Devices, Inc. (f)	4,391	530
AECOM	368	39
AES Corp.	1,947	25
Aflac, Inc.	1,454	150
Agilent Technologies, Inc.	784	105
Air Products & Chemicals, Inc.	611	177
Airbnb, Inc., Class A (f)	1,215	160

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
Akamai Technologies, Inc. (f)	418	$40
Albemarle Corp.	323	28
Albertsons Cos., Inc., Class A	1,030	20
Alexandria Real Estate Equities, Inc. REIT	435	42
Align Technology, Inc. (f)	197	41
Allegion PLC	239	31
Alliant Energy Corp.	700	41
Allstate Corp.	728	140
Ally Financial, Inc.	754	27
Alnylam Pharmaceuticals, Inc. (f)	356	84
Alphabet, Inc., Class A	30,159	5,725
Altria Group, Inc.	4,670	244
Amazon.com, Inc. (f)	26,196	5,747
Amcor PLC	3,940	37
Ameren Corp.	731	65
American Electric Power Co., Inc.	1,445	133
American Express Co.	1,566	465
American Financial Group, Inc.	196	27
American Homes 4 Rent, Class A REIT	899	34
American International Group, Inc.	1,765	128
American Tower Corp. REIT	1,286	236
American Water Works Co., Inc.	535	67
Ameriprise Financial, Inc.	270	144
AMETEK, Inc.	635	114
Amgen, Inc.	1,467	382
Amphenol Corp., Class A	3,319	231
Analog Devices, Inc.	1,360	289
Annaly Capital Management, Inc. REIT	1,469	27
ANSYS, Inc. (f)	239	81
Aon PLC, Class A	534	192
APA Corp.	997	23
Apollo Global Management, Inc.	1,111	183
Apple, Inc.	42,116	10,547
Applied Materials, Inc.	2,260	368
AppLovin Corp., Class A (f)	589	191
Aptiv PLC (f)	721	44
Arch Capital Group Ltd.	1,032	95
Archer-Daniels-Midland Co.	1,303	66
Ares Management Corp., Class A	522	92
Arista Networks, Inc. (f)	2,961	327
Arthur J Gallagher & Co.	685	194
Aspen Technology, Inc. (f)	77	19
Assurant, Inc.	142	30
AT&T, Inc.	19,612	447
Atlassian Corp., Class A (f)	443	108
Atmos Energy Corp.	425	59
Autodesk, Inc. (f)	591	175
Automatic Data Processing, Inc.	1,116	327
AutoZone, Inc. (f)	47	150
AvalonBay Communities, Inc. REIT	391	86
Avantor, Inc. (f)	1,859	39
Avery Dennison Corp.	219	41
Axon Enterprise, Inc. (f)	200	119
Baker Hughes Co.	2,723	112
Ball Corp.	834	46
Bank of America Corp.	19,150	842
Bank of New York Mellon Corp.	2,037	157
Baxter International, Inc.	1,399	41
Becton Dickinson & Co.	787	179
Bentley Systems, Inc., Class B	436	20
Berkshire Hathaway, Inc., Class B (f)	3,636	1,648
Best Buy Co., Inc.	564	48
Biogen, Inc. (f)	393	60
BioMarin Pharmaceutical, Inc. (f)	520	34
Bio-Rad Laboratories, Inc., Class A (f)	53	17
Bio-Techne Corp.	434	31
Blackrock, Inc.	407	417
Blackstone, Inc.	1,992	343
Block, Inc., Class A (f)	1,556	132
Boeing Co. (f)	1,988	352
Booking Holdings, Inc.	93	462
Booz Allen Hamilton Holding Corp.	355	46
Boston Scientific Corp. (f)	4,052	362
Bristol-Myers Squibb Co.	5,557	314
Broadcom, Inc.	12,309	2,854
Broadridge Financial Solutions, Inc.	320	72
Brown & Brown, Inc.	667	68
Brown-Forman Corp., Class B	503	19
Builders FirstSource, Inc. (f)	324	46
Bunge Global SA	386	30
Burlington Stores, Inc. (f)	176	50
BXP, Inc. REIT	416	31
Cadence Design Systems, Inc. (f)	757	227
Camden Property Trust REIT	293	34
Campbell's Co.	528	22
Capital One Financial Corp.	1,052	188
Cardinal Health, Inc.	661	78
Carlisle Cos., Inc.	128	47
Carlyle Group, Inc.	645	33
CarMax, Inc. (f)	429	35
Carnival Corp. (f)	2,899	72
Carrier Global Corp.	2,236	153
Carvana Co. (f)	326	66
Caterpillar, Inc.	1,331	483
Cboe Global Markets, Inc.	286	56
CBRE Group, Inc., Class A (f)	841	110
CDW Corp.	366	64
Celanese Corp.	300	21
Cencora, Inc.	484	109
Centene Corp. (f)	1,442	87
CenterPoint Energy, Inc.	1,782	57
CF Industries Holdings, Inc.	493	42
CH Robinson Worldwide, Inc.	321	33
Charles River Laboratories International, Inc. (f)	141	26
Charles Schwab Corp.	4,395	325
Charter Communications, Inc., Class A (f)	256	88
Cheniere Energy, Inc.	617	133

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
Chevron Corp.	4,734	$686
Chipotle Mexican Grill, Inc. (f)	3,774	228
Chubb Ltd.	1,049	290
Church & Dwight Co., Inc.	674	71
Cigna Group	771	213
Cincinnati Financial Corp.	430	62
Cintas Corp.	1,001	183
Cisco Systems, Inc.	10,993	651
Citigroup, Inc.	5,230	368
Citizens Financial Group, Inc.	1,229	54
Clorox Co.	339	55
Cloudflare, Inc., Class A (f)	852	92
CME Group, Inc.	1,009	234
CMS Energy Corp.	813	54
CNH Industrial NV	2,389	27
Coca-Cola Co.	11,185	696
Cognizant Technology Solutions Corp., Class A	1,365	105
Coinbase Global, Inc., Class A (f)	541	134
Colgate-Palmolive Co.	2,125	193
Comcast Corp., Class A	10,634	399
Conagra Brands, Inc.	1,301	36
ConocoPhillips	3,555	353
Consolidated Edison, Inc.	945	84
Constellation Brands, Inc., Class A	449	99
Constellation Energy Corp.	858	192
Cooper Cos., Inc. (f)	545	50
Copart, Inc. (f)	2,395	137
Corebridge Financial, Inc.	732	22
Corning, Inc.	2,226	106
Corpay, Inc. (f)	181	61
Corteva, Inc.	1,894	108
CoStar Group, Inc. (f)	1,131	81
Costco Wholesale Corp.	1,231	1,128
Coterra Energy, Inc.	2,011	51
CRH PLC	1,878	174
Crowdstrike Holdings, Inc., Class A (f)	650	222
Crown Castle, Inc. REIT	1,189	108
Crown Holdings, Inc.	329	27
CSX Corp.	5,297	171
Cummins, Inc.	377	131
CVS Health Corp.	3,462	155
Danaher Corp.	1,771	407
Darden Restaurants, Inc.	322	60
Datadog, Inc., Class A (f)	778	111
DaVita, Inc. (f)	126	19
Dayforce, Inc. (f)	435	32
Deckers Outdoor Corp. (f)	420	85
Deere & Co.	716	303
Dell Technologies, Inc., Class C	879	101
Delta Air Lines, Inc.	447	27
Devon Energy Corp.	1,700	56
Dexcom, Inc. (f)	1,099	85
Diamondback Energy, Inc.	518	85
Dick's Sporting Goods, Inc.	159	36
Digital Realty Trust, Inc. REIT	898	159
Discover Financial Services	691	120
DocuSign, Inc. (f)	570	51
Dollar General Corp.	597	45
Dollar Tree, Inc. (f)	560	42
Dominion Energy, Inc.	2,278	123
Domino's Pizza, Inc.	95	40
DoorDash, Inc., Class A (f)	847	142
Dover Corp.	379	71
Dow, Inc.	1,916	77
DR Horton, Inc.	806	113
DraftKings, Inc., Class A (f)	1,208	45
DTE Energy Co.	562	68
Duke Energy Corp.	2,102	226
DuPont de Nemours, Inc.	1,147	87
Dynatrace, Inc. (f)	822	45
Eastman Chemical Co.	317	29
Eaton Corp. PLC	1,105	367
eBay, Inc.	1,356	84
Ecolab, Inc.	704	165
Edison International	1,055	84
Edwards Lifesciences Corp. (f)	1,650	122
Electronic Arts, Inc.	689	101
Elevance Health, Inc.	637	235
Eli Lilly & Co.	2,236	1,726
EMCOR Group, Inc.	130	59
Emerson Electric Co.	1,570	195
Enphase Energy, Inc. (f)	373	26
Entegris, Inc.	413	41
Entergy Corp.	1,170	89
EOG Resources, Inc.	1,548	190
EPAM Systems, Inc. (f)	157	37
EQT Corp.	1,535	71
Equifax, Inc.	341	87
Equinix, Inc. REIT	260	245
Equitable Holdings, Inc.	874	41
Equity Lifestyle Properties, Inc. REIT	488	32
Equity Residential REIT	937	67
Erie Indemnity Co., Class A	70	29
Essential Utilities, Inc.	712	26
Essex Property Trust, Inc. REIT	177	51
Estee Lauder Cos., Inc., Class A	641	48
Everest Group Ltd.	119	43
Evergy, Inc.	626	39
Eversource Energy	974	56
Exact Sciences Corp. (f)	501	28
Exelon Corp.	2,729	103
Expand Energy Corp.	555	55
Expedia Group, Inc. (f)	347	65
Expeditors International of Washington, Inc.	383	42
Extra Space Storage, Inc. REIT	582	87
Exxon Mobil Corp.	12,105	1,302
F5, Inc. (f)	160	40

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
FactSet Research Systems, Inc.	105	$50
Fair Isaac Corp. (f)	68	135
Fastenal Co.	1,598	115
FedEx Corp.	628	177
Ferguson Enterprises, Inc.	555	96
Fidelity National Financial, Inc.	715	40
Fidelity National Information Services, Inc.	1,496	121
Fifth Third Bancorp	1,860	79
First Citizens BancShares, Inc., Class A	28	59
First Solar, Inc. (f)	278	49
FirstEnergy Corp.	1,494	59
Fiserv, Inc. (f)	1,590	327
Flutter Entertainment PLC (f)	482	125
Ford Motor Co.	10,659	106
Fortinet, Inc. (f)	1,797	170
Fortive Corp.	957	72
Fortune Brands Innovations, Inc.	342	23
Fox Corp., Class A	1,001	48
Franklin Resources, Inc.	793	16
Freeport-McMoRan, Inc.	3,951	150
Gaming and Leisure Properties, Inc. REIT	750	36
Garmin Ltd.	421	87
Gartner, Inc. (f)	211	102
GE HealthCare Technologies, Inc.	1,252	98
GE Vernova, Inc.	767	252
Gen Digital, Inc.	1,525	42
General Dynamics Corp.	638	168
General Electric Co.	2,995	500
General Mills, Inc.	1,511	96
General Motors Co.	3,060	163
Genuine Parts Co.	379	44
Gilead Sciences, Inc.	3,412	315
Global Payments, Inc.	701	79
GoDaddy, Inc., Class A (f)	389	77
Goldman Sachs Group, Inc.	869	498
Graco, Inc.	463	39
Halliburton Co.	2,407	65
Hartford Financial Services Group, Inc.	804	88
HCA Healthcare, Inc.	529	159
Healthpeak Properties, Inc. REIT	1,921	39
HEICO Corp.	326	67
Henry Schein, Inc. (f)	347	24
Hershey Co.	399	68
Hess Corp.	754	100
Hewlett Packard Enterprise Co.	3,593	77
HF Sinclair Corp.	441	15
Hilton Worldwide Holdings, Inc.	678	168
Hologic, Inc. (f)	636	46
Home Depot, Inc.	2,722	1,059
Honeywell International, Inc.	1,785	403
Hormel Foods Corp.	818	26
Host Hotels & Resorts, Inc. REIT	1,946	34
Howmet Aerospace, Inc.	1,072	117
HP, Inc.	2,645	86
Hubbell, Inc.	148	62
HubSpot, Inc. (f)	136	95
Humana, Inc.	329	83
Huntington Bancshares, Inc.	3,987	65
Huntington Ingalls Industries, Inc.	108	20
Hyatt Hotels Corp., Class A	124	19
IDEX Corp.	208	44
IDEXX Laboratories, Inc. (f)	226	93
Illinois Tool Works, Inc.	816	207
Illumina, Inc. (f)	430	57
Incyte Corp. (f)	448	31
Ingersoll Rand, Inc.	1,109	100
Insulet Corp. (f)	193	50
Intel Corp.	11,716	235
Intercontinental Exchange, Inc.	1,576	235
International Business Machines Corp.	2,535	557
International Flavors & Fragrances, Inc.	701	59
International Paper Co.	913	49
Interpublic Group of Cos., Inc.	1,037	29
Intuit, Inc.	775	487
Intuitive Surgical, Inc. (f)	979	511
Invitation Homes, Inc. REIT	1,596	51
IQVIA Holdings, Inc. (f)	498	98
Iron Mountain, Inc. REIT	806	85
J.M. Smucker Co.	290	32
Jabil, Inc.	312	45
Jack Henry & Associates, Inc.	200	35
Jacobs Solutions, Inc.	342	46
JB Hunt Transport Services, Inc.	223	38
Johnson & Johnson	6,591	953
Johnson Controls International PLC	1,842	145
JPMorgan Chase & Co.	7,819	1,874
Juniper Networks, Inc.	901	34
Kellanova	753	61
Kenvue, Inc.	5,245	112
Keurig Dr. Pepper, Inc.	3,155	101
KeyCorp	2,592	44
Keysight Technologies, Inc. (f)	478	77
Kimberly-Clark Corp.	928	122
Kimco Realty Corp. REIT	1,852	43
Kinder Morgan, Inc.	5,483	150
KKR & Co., Inc.	1,725	255
KLA Corp.	367	231
Knight-Swift Transportation Holdings, Inc.	444	24
Kraft Heinz Co.	2,464	76
Kroger Co.	1,883	115
L3Harris Technologies, Inc.	522	110
Labcorp Holdings, Inc.	229	53
Lam Research Corp.	3,560	257
Lamb Weston Holdings, Inc.	376	25
Las Vegas Sands Corp.	1,008	52
Leidos Holdings, Inc.	351	51
Lennar Corp., Class A	656	89

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
Lennox International, Inc.	89	$54
Liberty Media Corp.-Liberty Formula One, Class C (f)	584	54
Linde PLC	1,307	547
Live Nation Entertainment, Inc. (f)	445	58
LKQ Corp.	722	27
Lockheed Martin Corp.	586	285
Loews Corp.	512	43
Lowe's Cos., Inc.	1,552	383
LPL Financial Holdings, Inc.	205	67
Lululemon Athletica, Inc. (f)	304	116
LyondellBasell Industries NV, Class A	710	53
M&T Bank Corp.	459	86
Manhattan Associates, Inc. (f)	170	46
Marathon Petroleum Corp.	914	128
Markel Group, Inc. (f)	36	62
MarketAxess Holdings, Inc.	103	23
Marriott International, Inc., Class A	661	184
Marsh & McLennan Cos., Inc.	1,345	286
Martin Marietta Materials, Inc.	167	86
Marvell Technology, Inc.	2,407	266
Masco Corp.	600	44
Mastercard, Inc., Class A	2,262	1,191
Match Group, Inc. (f)	673	22
McCormick & Co., Inc.	697	53
McDonald's Corp.	1,965	570
McKesson Corp.	354	202
Medtronic PLC	3,535	282
MercadoLibre, Inc. (f)	125	213
Merck & Co., Inc.	6,935	690
Meta Platforms, Inc., Class A	6,032	3,532
MetLife, Inc.	1,631	134
Mettler-Toledo International, Inc. (f)	59	72
MGM Resorts International (f)	622	22
Microchip Technology, Inc.	1,467	84
Micron Technology, Inc.	3,053	257
Microsoft Corp.	19,632	8,275
MicroStrategy, Inc., Class A (f)	518	150
Mid-America Apartment Communities, Inc. REIT	321	50
Moderna, Inc. (f)	890	37
Molina Healthcare, Inc. (f)	161	47
Molson Coors Beverage Co., Class B	501	29
Mondelez International, Inc., Class A	3,627	217
MongoDB, Inc. (f)	207	48
Monolithic Power Systems, Inc.	134	79
Monster Beverage Corp. (f)	2,011	106
Moody's Corp.	450	213
Mosaic Co.	875	22
Motorola Solutions, Inc.	459	212
MSCI, Inc.	216	130
Nasdaq, Inc.	1,187	92
NetApp, Inc.	568	66
Netflix, Inc. (f)	1,194	1,064
Neurocrine Biosciences, Inc. (f)	274	37
Newmont Corp. (TSX)	3,125	116
News Corp., Class A	1,046	29
NextEra Energy, Inc.	5,625	403
NIKE, Inc., Class B	3,274	248
NiSource, Inc.	1,225	45
Nordson Corp.	150	31
Norfolk Southern Corp.	622	146
Northern Trust Corp.	554	57
Northrop Grumman Corp.	378	177
NRG Energy, Inc.	569	51
Nucor Corp.	653	76
Nutanix, Inc., Class A (f)	699	43
NVIDIA Corp.	68,490	9,198
NVR, Inc. (f)	8	65
NXP Semiconductors NV	699	145
Occidental Petroleum Corp.	1,719	85
Okta, Inc. (f)	449	35
Old Dominion Freight Line, Inc.	530	93
Omnicom Group, Inc.	539	46
ON Semiconductor Corp. (f)	1,182	75
ONEOK, Inc.	1,603	161
Oracle Corp.	4,610	768
O'Reilly Automotive, Inc. (f)	159	189
Otis Worldwide Corp.	1,101	102
Ovintiv, Inc.	717	29
Owens Corning	240	41
PACCAR, Inc.	1,444	150
Packaging Corp. of America	247	56
Palantir Technologies, Inc., Class A (f)	5,752	435
Palo Alto Networks, Inc. (f)	1,799	327
Parker-Hannifin Corp.	354	225
Paychex, Inc.	892	125
Paycom Software, Inc.	143	29
PayPal Holdings, Inc. (f)	2,688	229
Pentair PLC	456	46
PepsiCo, Inc.	3,734	568
Pfizer, Inc.	15,404	409
PG&E Corp.	5,539	112
Philip Morris International, Inc.	4,255	512
Phillips 66	1,137	130
Pinterest, Inc., Class A (f)	1,671	48
PNC Financial Services Group, Inc.	1,092	211
Pool Corp.	106	36
PPG Industries, Inc.	640	76
PPL Corp.	2,017	65
Principal Financial Group, Inc.	636	49
Procter & Gamble Co.	6,426	1,077
Progressive Corp.	1,615	387
Prologis, Inc. REIT	2,558	270
Prudential Financial, Inc.	982	116
PTC, Inc. (f)	330	61
Public Service Enterprise Group, Inc.	1,368	116
Public Storage REIT	433	130

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
PulteGroup, Inc.	570	$62
Pure Storage, Inc., Class A (f)	870	53
Qorvo, Inc. (f)	259	18
QUALCOMM, Inc.	3,061	470
Quanta Services, Inc.	411	130
Quest Diagnostics, Inc.	304	46
Raymond James Financial, Inc.	539	84
Realty Income Corp. REIT	2,395	128
Regency Centers Corp. REIT	474	35
Regeneron Pharmaceuticals, Inc. (f)	297	212
Regions Financial Corp.	2,518	59
Reliance, Inc.	151	41
Republic Services, Inc.	603	121
ResMed, Inc.	401	92
Revvity, Inc.	338	38
Rivian Automotive, Inc., Class A (f)	2,104	28
Robinhood Markets, Inc., Class A (f)	1,496	56
ROBLOX Corp., Class A (f)	1,320	76
Rockwell Automation, Inc.	312	89
Roku, Inc. (f)	360	27
Rollins, Inc.	793	37
Roper Technologies, Inc.	294	153
Ross Stores, Inc.	911	138
Royal Caribbean Cruises Ltd.	680	157
Royalty Pharma PLC, Class A	1,035	26
RPM International, Inc.	353	43
RTX Corp.	3,640	421
S&P Global, Inc.	879	438
Salesforce, Inc.	2,630	879
Samsara, Inc., Class A (f)	611	27
SBA Communications Corp. REIT	294	60
Schlumberger NV	3,874	149
Seagate Technology Holdings PLC	578	50
SEI Investments Co.	305	25
Sempra	1,722	151
ServiceNow, Inc. (f)	573	607
Sherwin-Williams Co.	658	224
Simon Property Group, Inc. REIT	896	154
Skyworks Solutions, Inc.	436	39
Smurfit WestRock PLC	1,414	76
Snap, Inc., Class A (f)	2,928	32
Snap-on, Inc.	145	49
Snowflake, Inc., Class A (f)	847	131
Solventum Corp. (f)	402	27
Southern Co.	2,974	245
Southwest Airlines Co.	411	14
SS&C Technologies Holdings, Inc.	609	46
Stanley Black & Decker, Inc.	420	34
Starbucks Corp.	3,084	281
State Street Corp.	807	79
Steel Dynamics, Inc.	403	46
Steris PLC	270	55
Stryker Corp.	941	339
Sun Communities, Inc. REIT	341	42
Super Micro Computer, Inc. (f)	1,496	46
Synchrony Financial	1,092	71
Synopsys, Inc. (f)	423	205
Sysco Corp.	1,345	103
T. Rowe Price Group, Inc.	617	70
Take-Two Interactive Software, Inc. (f)	480	88
Targa Resources Corp.	572	102
Target Corp.	1,263	171
TE Connectivity PLC	836	120
Teledyne Technologies, Inc. (f)	129	60
Teleflex, Inc.	129	23
Teradyne, Inc.	452	57
Tesla, Inc. (f)	8,263	3,337
Texas Instruments, Inc.	2,495	468
Texas Pacific Land Corp.	54	60
Textron, Inc.	513	39
Thermo Fisher Scientific, Inc.	1,043	543
TJX Cos., Inc.	3,098	374
T-Mobile U.S., Inc.	1,440	318
Toast, Inc., Class A (f)	1,088	40
Toro Co.	282	23
Tractor Supply Co.	1,497	79
Trade Desk, Inc., Class A (f)	1,247	147
Tradeweb Markets, Inc., Class A	320	42
Trane Technologies PLC	624	230
TransDigm Group, Inc.	155	196
TransUnion	537	50
Travelers Cos., Inc.	628	151
Trimble, Inc. (f)	675	48
Truist Financial Corp.	3,677	160
Twilio, Inc., Class A (f)	423	46
Tyler Technologies, Inc. (f)	118	68
Tyson Foods, Inc., Class A	780	45
U.S. Bancorp	4,301	206
Uber Technologies, Inc. (f)	5,203	314
UDR, Inc. REIT	860	37
U-Haul Holding Co.	268	17
Ulta Beauty, Inc. (f)	130	57
Union Pacific Corp.	1,660	379
United Parcel Service, Inc., Class B	2,006	253
United Rentals, Inc.	183	129
United Therapeutics Corp. (f)	116	41
UnitedHealth Group, Inc.	2,523	1,276
Universal Health Services, Inc., Class B	163	29
Valero Energy Corp.	875	107
Veeva Systems, Inc., Class A (f)	422	89
Ventas, Inc. REIT	1,142	67
Veralto Corp.	679	69
VeriSign, Inc. (f)	238	49
Verisk Analytics, Inc.	391	108
Verizon Communications, Inc.	11,489	459
Vertex Pharmaceuticals, Inc. (f)	707	285
Vertiv Holdings Co., Class A	1,004	114

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)

United States (cont'd)
Viatris, Inc.	3,276	$41
VICI Properties, Inc. REIT	2,870	84
Visa, Inc., Class A	4,584	1,449
Vistra Corp.	967	133
Vulcan Materials Co.	363	93
W.R. Berkley Corp.	834	49
Walgreens Boots Alliance, Inc.	2,007	19
Walmart, Inc.	12,216	1,104
Walt Disney Co.	4,998	557
Warner Bros Discovery, Inc. (f)	6,365	67
Waste Connections, Inc.	705	121
Waste Management, Inc.	1,101	222
Waters Corp. (f)	162	60
Watsco, Inc.	96	45
WEC Energy Group, Inc.	860	81
Wells Fargo & Co.	9,379	659
Welltower, Inc. REIT	1,704	215
West Pharmaceutical Services, Inc.	198	65
Western Digital Corp. (f)	958	57
Westinghouse Air Brake Technologies Corp.	481	91
Westlake Corp.	106	12
Weyerhaeuser Co. REIT	1,992	56
Williams Cos., Inc.	3,333	180
Williams-Sonoma, Inc.	347	64
Willis Towers Watson PLC	278	87
Workday, Inc., Class A (f)	589	152
WP Carey, Inc. REIT	599	33
WW Grainger, Inc.	122	129
Wynn Resorts Ltd.	274	24
Xcel Energy, Inc.	1,520	103
Xylem, Inc.	666	77
Yum! Brands, Inc.	772	104
Zebra Technologies Corp., Class A (f)	143	55
Zillow Group, Inc., Class C (f)	424	31
Zimmer Biomet Holdings, Inc.	557	59
Zoetis, Inc.	1,244	203
Zoom Communications, Inc., Class A (f)	691	56
Zscaler, Inc. (f)	254	46
		142,079
Total Common Stocks (Cost $106,270)		211,557

No. of Rights

Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (f) (Cost $—@)	90	—@

No. of Warrants

Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f)(g) (Cost $—)	95	—

	Face Amount (000)

Short-Term Investments (18.5%)
U.S. Treasury Securities (3.0%)
U.S. Treasury Bill,
5.19%, 1/9/25 (h)	$6,690	6,683
5.19%, 1/16/25 (h)	9,321	9,301
Total U.S. Treasury Securities (Cost $15,984)		15,984

	Shares

Investment Company (15.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (i) (Cost $82,073)	82,072,545	82,073
Total Short-Term Investments (Cost $98,057)		98,057
Total Investments (101.5%) (Cost $445,939) (j)(k)(l)		537,125
Liabilities in Excess of Other Assets (–1.5%)		(7,741)
Net Assets (100.0%)		$529,384

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.
(f)	Non-income producing security.
(g)	At December 31, 2024, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(h)	Rate shown is the yield to maturity at December 31, 2024.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2024, advisory fees paid were reduced by approximately $33,000 relating to the Fund's investment in the Liquidity Fund.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

(j)	The approximate fair value and percentage of net assets, $59,430,000 and 11.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $114,119,000 and the aggregate gross unrealized depreciation is approximately $25,740,000, resulting in net unrealized appreciation of approximately $88,379,000.
ADR	American Depositary Receipt.
CLO	Collateralized Loan Obligation.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	213,012		$231,207	1/17/25	$10
Australia & New Zealand Banking Group Ltd.		$419,444	EUR	395,829	1/17/25	(9)
Australia & New Zealand Banking Group Ltd.		$220,692	JPY	33,922,000	1/17/25	(5)
Bank of America NA	CNH	3,537,979		$486,837	3/13/25	4
Bank of America NA	PLN	251,986		$61,815	3/13/25	1
Bank of America NA		$1,054,349	CHF	900,097	1/17/25	(61)
Bank of America NA		$115,181	ILS	412,788	3/13/25	(1)
Bank of America NA		$8,603,516	JPY	1,271,954,129	1/17/25	(510)
Barclays Bank PLC	AUD	6,496		$4,119	3/13/25	—@
Barclays Bank PLC	DKK	1,383,080		$195,393	3/13/25	3
Barclays Bank PLC	EUR	696,165		$759,291	1/17/25	38
Barclays Bank PLC	EUR	696,165		$759,291	1/17/25	38
Barclays Bank PLC	GBP	174,841		$221,848	3/13/25	3
Barclays Bank PLC	KRW	200,349,413		$136,548	3/13/25	—@
Barclays Bank PLC	MYR	2,295,000		$519,819	1/17/25	6
Barclays Bank PLC	THB	3,715,718		$112,311	1/17/25	3
Barclays Bank PLC	THB	4,600,000		$134,385	1/17/25	(1)
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	(6)
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	(13)
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	(14)
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	3
Barclays Bank PLC		$75,361	CAD	105,650	1/17/25	(2)
Barclays Bank PLC		$550,286	CZK	12,750,000	1/17/25	(26)
Barclays Bank PLC		$2,153,731	EUR	2,064,956	3/13/25	(8)
Barclays Bank PLC		$1,321,012	EUR	1,265,077	1/17/25	(10)
Barclays Bank PLC		$18,940	ILS	68,050	3/13/25	(—@ )
Barclays Bank PLC		$2,115,669	KRW	3,030,484,312	3/13/25	(52)
Barclays Bank PLC		$285,339	MXN	5,830,466	3/13/25	(9)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	238
BNP Paribas SA	AUD	1,686,902		$1,121,798	1/17/25	78
BNP Paribas SA	AUD	602,370		$397,494	1/17/25	25
BNP Paribas SA	AUD	7,054		$4,474	3/13/25	—@
BNP Paribas SA	CAD	396,395		$284,934	1/17/25	9
BNP Paribas SA	CHF	541,196		$610,765	3/13/25	10
BNP Paribas SA	CNH	1,335,590		$183,811	3/13/25	1
BNP Paribas SA	EUR	4,209,440		$4,435,761	3/13/25	62
BNP Paribas SA		$514,376	AUD	824,878	3/13/25	(4)
BNP Paribas SA		$447,192	AUD	719,608	3/13/25	(2)
BNP Paribas SA		$75,680	CLP	74,030,514	3/13/25	(1)
BNP Paribas SA		$4,158,595	CNY	29,869,109	3/13/25	(30)
BNP Paribas SA		$55,416	COP	242,881,489	3/13/25	(1)
BNP Paribas SA		$1,593	DKK	10,971	1/17/25	(—@ )
BNP Paribas SA		$2,704,826	EUR	2,585,531	3/13/25	(19)
BNP Paribas SA		$986,462	GBP	787,719	3/13/25	(1)
BNP Paribas SA		$33,132	GBP	26,387	1/17/25	(—@ )
BNP Paribas SA		$23,332	HKD	181,176	3/13/25	—@
BNP Paribas SA		$66,893	HUF	24,745,321	1/17/25	(5)
BNP Paribas SA		$2,440,483	MXN	50,138,331	3/13/25	(64)
BNP Paribas SA		$169,708	NZD	279,819	1/17/25	(13)
BNP Paribas SA		$3,026	NZD	5,100	1/17/25	(—@ )

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$137,799	RON	631,531	1/17/25	$(6)
Citibank NA	THB	5,446,107		$160,125	3/13/25	(—@ )
Citibank NA		$1,352,716	GBP	1,075,472	3/13/25	(7)
Citibank NA		$53,080	ILS	190,250	3/13/25	(1)
Citibank NA		$121,296	NOK	1,324,798	1/17/25	(5)
Credit Agricole CIB		$607,954	CAD	835,412	1/17/25	(27)
Credit Agricole CIB		$349,922	CNH	2,480,000	1/17/25	(12)
Credit Agricole CIB		$8,192	GBP	6,319	1/17/25	(—@ )
Credit Agricole CIB		$124,768	SGD	162,957	1/17/25	(5)
Goldman Sachs International	AUD	954,692		$605,500	3/13/25	15
Goldman Sachs International	BRL	477,004		$78,517	3/13/25	2
Goldman Sachs International	CAD	538,934		$377,725	3/13/25	2
Goldman Sachs International	CZK	10,435,000		$447,251	1/17/25	18
Goldman Sachs International	CZK	678,774		$28,449	3/13/25	—@
Goldman Sachs International	EUR	398,755		$420,187	3/13/25	6
Goldman Sachs International	GBP	728,552		$925,509	3/13/25	14
Goldman Sachs International	JPY	153,805,793		$1,011,997	3/13/25	27
Goldman Sachs International	MXN	4,205,606		$208,478	1/17/25	7
Goldman Sachs International	MYR	54,192		$12,230	3/13/25	—@
Goldman Sachs International	NOK	583,174		$52,041	3/13/25	1
Goldman Sachs International	NZD	11,239		$6,479	3/13/25	—@
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(8)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	(7)
Goldman Sachs International		$2,146	DKK	15,000	1/17/25	(—@ )
Goldman Sachs International		$139,281	IDR	2,172,849,620	1/17/25	(4)
Goldman Sachs International		$4,387,309	INR	374,338,399	3/13/25	(42)
Goldman Sachs International		$2,223,464	KRW	3,014,239,394	1/17/25	(175)
Goldman Sachs International		$1,582,310	MXN	32,506,969	3/13/25	(41)
Goldman Sachs International		$109,125	PEN	411,443	1/17/25	—@
Goldman Sachs International		$135,025	PLN	535,291	1/17/25	(6)
Goldman Sachs International		$9,956	SEK	108,402	3/13/25	(—@ )
Goldman Sachs International		$236,692	SEK	2,592,607	3/13/25	(2)
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	234
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	101
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	175
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	53
HSBC Bank PLC		$1,395,218	JPY	211,010,276	1/17/25	(53)
JPMorgan Chase Bank NA	CNH	6,160,000		$868,453	1/17/25	29
JPMorgan Chase Bank NA	EUR	2,997,576		$3,271,908	1/17/25	165
JPMorgan Chase Bank NA	EUR	1,296,245		$1,365,915	3/13/25	19
JPMorgan Chase Bank NA	KRW	3,607,867,940		$2,528,998	3/13/25	72
JPMorgan Chase Bank NA	NOK	446,572		$39,846	3/13/25	1
JPMorgan Chase Bank NA	NZD	247,911		$142,904	3/13/25	4
JPMorgan Chase Bank NA	SGD	211,017		$156,840	3/13/25	2
JPMorgan Chase Bank NA	TWD	659,775		$20,419	3/13/25	—@
JPMorgan Chase Bank NA		$2,804,565	CNY	19,786,204	1/17/25	(91)
JPMorgan Chase Bank NA		$845,829	EUR	802,889	3/13/25	(12)
JPMorgan Chase Bank NA		$19,405	ILS	69,542	3/13/25	(—@ )
JPMorgan Chase Bank NA		$1,638,397	MXN	33,655,019	3/13/25	(43)
JPMorgan Chase Bank NA		$690,504	SEK	7,211,988	1/17/25	(38)
JPMorgan Chase Bank NA		$134,237	THB	4,574,823	3/13/25	1
JPMorgan Chase Bank NA		$20,699	ZAR	378,283	3/13/25	(1)
Royal Bank of Canada	COP	487,785,000		$113,553	1/17/25	3
Royal Bank of Canada	DKK	3,952,520		$579,744	1/17/25	30

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Canada	EUR	146,384		$158,262	1/17/25	$7
Royal Bank of Canada		$575,467	GBP	441,290	1/17/25	(23)
Standard Chartered Bank	NZD	13,200		$7,609	3/13/25	—@
State Street Bank and Trust Co.	GBP	831,761		$1,081,788	1/17/25	41
State Street Bank and Trust Co.		$102,055	CLP	96,240,000	1/17/25	(5)
State Street Bank and Trust Co.		$11,663	SEK	126,985	3/13/25	(—@ )
UBS AG	AUD	10,136		$6,429	3/13/25	—@
UBS AG	EUR	378,454		$410,558	1/17/25	18
UBS AG	IDR	283,917,275		$17,735	3/13/25	—@
UBS AG	SGD	441,534		$328,825	1/17/25	5
UBS AG	TRY	457,638		$11,981	3/13/25	(—@ )
UBS AG		$6,470	AUD	10,063	1/17/25	(—@ )
UBS AG		$889,986	CAD	1,276,374	3/13/25	—@
UBS AG		$829,402	CHF	741,532	3/13/25	(6)
UBS AG		$846,214	EUR	802,889	3/13/25	(12)
UBS AG		$846,296	EUR	805,300	3/13/25	(10)
UBS AG		$12,126	HUF	4,751,041	3/13/25	(—@ )
UBS AG		$1,511,824	JPY	234,655,374	3/13/25	(9)
UBS AG		$168,663	JPY	26,323,624	3/13/25	(—@ )
UBS AG		$1,172,466	MXN	24,089,517	3/13/25	(30)
Westpac Banking Corp.	AUD	2,112,233		$1,411,276	1/17/25	104
						$140

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	6	Mar-25	EUR	600	$825	$(25)
FTSE 100 Index (United Kingdom)	9	Mar-25	GBP	—@	922	6
German Euro-Bobl Index (Germany)	34	Mar-25	EUR	3,400	4,151	(28)
German Euro-Schatz Index (Germany)	70	Mar-25		7,000	7,757	(15)
ICE Brent Crude Oil Index (United States)	8	Jan-25		$8	597	8
IFSC NIFTY 50 Index (United States)	93	Jan-25		—@	4,421	(33)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	33	Mar-25	KRW	3,300,000	2,621	(59)
Long Gilt Index (United Kingdom)	2	Mar-25	GBP	200	231	(6)
Nikkei 225 Index (Japan)	4	Mar-25	JPY	2	501	12
S&P/TSX 60 Index (Canada)	2	Mar-25	CAD	—@	413	8
SFE S&P ASX Share Price Index (Australia)	4	Mar-25	AUD	—@	504	9
SGX MSCI Singapore Index (Singapore)	1	Jan-25	SGD	—@	27	(—@ )
U.S. Treasury 2 yr. Note (United States)	16	Mar-25		$3,200	3,290	2
U.S. Treasury 5 yr. Note (United States)	64	Mar-25		6,400	6,804	(30)
U.S. Treasury Long Bond (United States)	23	Mar-25		2,300	2,618	(59)
U.S. Treasury 10 yr. Note (United States)	23	Mar-25		2,300	2,501	(38)
U.S. Treasury 10 yr. Ultra Note (United States)	97	Mar-25		9,700	10,797	(157)
Short:
COMEX Gold 100 OZ (United States)	33	Feb-25		(3)	(8,715)	190
Euro Stoxx 50 Index (Germany)	54	Mar-25	EUR	(1)	(2,730)	28
German Euro-Bund Index (Germany)	58	Mar-25		(5,800)	(8,017)	145

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
MSCI Emerging Market Index (United States)	70	Mar-25		$(4)	$(3,758)	$139
S&P 500 E Mini Index (United States)	58	Mar-25		(3)	(17,214)	61
SFE 10 yr. Australian Bond Index (Australia)	33	Mar-25	AUD	(3,300)	(2,306)	36
TSE TOPIX Index (Japan)	7	Mar-25	JPY	(70)	(1,240)	(20)
U.S. Treasury 5 yr. Note (United States)	159	Mar-25		$(15,900)	(16,902)	67
U.S. Treasury 10 yr. Note (United States)	58	Mar-25		(5,800)	(6,307)	84
U.S. Treasury Ultra Long Bond (United States)	22	Mar-25		(2,200)	(2,616)	51
						$376

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at December 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.96%	Monthly/ Monthly	11/22/27	MXN	506,289	$(101)	$—	$(101)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.00	Quarterly/Quarterly	7/19/29	KRW	490,790	4	—	4
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.17	Maturity/ Maturity	1/15/34	EUR	4,378	122	—	122
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.17	Maturity/ Maturity	1/15/34		4,739	133	—	133
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.18	Maturity/ Maturity	1/15/34		4,378	126	—	126
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/ Annual	11/12/54	JPY	64,696	10	—	10
								$294	$—	$294

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	622,721	$(27)	$—	$(27)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$10,142	263	—	263
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		536	14	—	14
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		6,159	156	—	156
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25		16,702	(355)	—	(355)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		836	(25)	—	(25)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		8,742	(248)	—	(248)
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.60%	Quarterly	5/22/25		12,356	(902)	—	(902)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	EUR	690	(19)	—	(19)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		691	(16)	—	(16)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		689	(13)	—	(13)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		1,611	(15)	—	(15)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		1,853	(33)	—	(33)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	EUR	1,869	$(2)	$—	$(2)
BNP Paribas SA	BNP EU Growth Index	Receive	ESTR - 0.02%	Quarterly	9/18/25		4,710	60	—	60
BNP Paribas SA	BNP EU Quality Growth Index††	Receive	ESTR + 0.02%	Quarterly	9/18/25		6,147	59	—	59
BNP Paribas SA	BNP EU Quality Value Index††	Pay	ESTR + 0.37%	Quarterly	9/18/25		6,055	(66)	—	(66)
BNP Paribas SA	BNP EU Value Index	Pay	ESTR - 0.37%	Quarterly	9/18/25		4,608	(48)	—	(48)
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/15/25		$724	42	—	42
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		730	46	—	46
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		722	40	—	40
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25		1,680	63	—	63
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25		1,688	77	—	77
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25		1,687	71	—	71
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25		36,299	(2,171)	—	(2,171)
JPMorgan Chase Bank NA	JPM Japan Growth Custom Basket Index	Receive	ESTR - 0.19%	Quarterly	12/22/25		4,331	84	—	84
JPMorgan Chase Bank NA	JPM Japan Value Custom Basket Index	Pay	SOFR + 0.00%	Quarterly	12/22/25		4,240	22	—	22
JPMorgan Chase Bank NA	JPM SPX1500 Growth Index	Receive	SOFR + 0.60%	Quarterly	11/24/25		3,354	200	—	200
JPMorgan Chase Bank NA	JPM SPX1500 Value Index	Pay	SOFR + 0.60%	Quarterly	11/24/25		3,362	(154)	—	(154)
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25		68,910	(720)	—	(720)
								$(3,617)	$—	$(3,617)

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP EM Value Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Akbank T.A.S.	4,911	$9	0.00	%‡
Arabian Internet & Communication Services Company	175	13	0.00	‡
Arca Continental SAB de CV	1,130	9	0.00	‡
Astra International Tbk. PT	25,571	8	0.00	‡
Banco Do Brasil SA	2,511	10	0.00	‡
Bank Pekao SA	289	10	0.00	‡
Bidvest Group Ltd.	431	6	0.00	‡
Cemex SAB-CPO	12,475	7	0.00	‡
Chailease Holding Co. Ltd.	2,236	8	0.00	‡
Cia Energetica Minas Ger - Pref	4,504	8	0.00	‡
Dubai Islamic Bank	6,335	12	0.00	‡
Emaar Properties PJSC	3,117	11	0.00	‡
Emirates NBD PJSC	2,737	16	0.00	‡
Eurobank Ergasias Services and Holdings SA	3,845	9	0.00	‡
Evergreen Marine Corp. Ltd.	1,286	9	0.00	‡
Gold Fields Ltd.	661	9	0.00	‡
Gruma SAB. - Class B	427	7	0.00	‡
Grupo Financiero Banorte	3,788	24	0.00	‡
Grupo Mexico SAB de CV - Ser B	2,444	12	0.00	‡
Hellenic Telecommun Organization SA	379	6	0.00	‡
Hyundai Mobis Co. Ltd.	59	9	0.00	‡
Itau Unibanco Holding SA - Pref	7,158	36	0.01
Itausa SA	8,485	12	0.00	‡
Kia Corp.	220	15	0.00	‡
LG Innotek Co. Ltd.	106	12	0.00	‡
Lite-On Technology Corp.	4,576	14	0.00	‡
Meritz Financial Group, Inc.	138	10	0.00	‡
Mouwasat Medical Services Co.	256	6	0.00	‡
National Bank of Greece	1,316	10	0.00	‡
Nedbank Group Ltd.	672	10	0.00	‡
OTP Bank PLC	328	18	0.00	‡
Pegatron Corp.	4,761	13	0.00	‡
Petroleo Brasileiro SA	2,208	14	0.00	‡
Petroleo Brasileiro SA - Pref	2,655	16	0.00	‡
Powszechny Zaklad Ubezpiecze	930	10	0.00	‡
Realtek Semiconductor Corp	953	16	0.00	‡
Richter Gedeon Nyrt	367	10	0.00	‡
Samsung C&T Corp.	109	8	0.00	‡
Samsung Electro-Mechanics Co.	170	14	0.00	‡
Samsung Electronics - Pref	753	22	0.00	‡
Samsung Electronics Co. Ltd.	4,377	157	0.03
Samsung Fire & Marine Insurance	41	10	0.00	‡
Samsung SDS Co. Ltd.	127	11	0.00	‡

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,150	$38	0.01%
Telkom Indonesia Persero Tbk. PT	94,705	16	0.00	‡
Turk Hava Yollari AO	755	6	0.00	‡
Vale SA	2,730	24	0.00	‡
Vodacom Group Ltd.	1,220	7	0.00	‡
Wistron Corp.	4,404	14	0.00	‡
Zhen Ding Technology Holding Ltd.	3,567	13	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Domestics Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestics Index
ADP	214	$24	0.00	%‡
Aena SME SA	207	41	0.01
Basic-Fit NV	887	20	0.00	‡
Bechtle AG	698	22	0.00	‡
Bouygues SA	929	26	0.01
Canal SA	3,233	8	0.00	‡
Capgemini SE	353	56	0.01
Compagnie De Saint Gobain	901	77	0.01
Deutsche Lufthansa - Reg	3,707	23	0.00	‡
D'Ieteren Group	149	24	0.00	‡
Eiffage	324	27	0.01
Exclusive Networks SA	786	15	0.00	‡
Fraport Ag Frankfurt Airport	410	24	0.00	‡
Getlink SE	1,628	25	0.00	‡
Havas NV	3,233	5	0.00	‡
Indra Sistemas SA	1,219	21	0.00	‡
Industria de Diseno Textil SA	2,005	100	0.02
Iveco Group NV	2,179	20	0.00	‡
Kingspan Group PLC	496	35	0.01
La Francaise des Jeux SACA	643	24	0.00	‡
Louis Hachette Group	3,233	5	0.00	‡
Prosiebensat.1 Media SE	3,602	18	0.00	‡
Randstad NV	596	24	0.00	‡
Rheinmetall AG	97	60	0.01
Scout24 SE	327	28	0.01
Smurfit Westrock PLC	1,159	60	0.01
Stora Enso OYJ - Class R	2,790	27	0.01
Vinci SA	948	95	0.02
Vivendi SE	3,233	8	0.00	‡
Zalando SE	881	29	0.01

The following table represents the equity basket holdings underlying the total return swap with BNP EU Quality Growth Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Growth Index
Accor SA	536	$25	0.00	%‡
Adidas AG	107	25	0.00	‡
ADP	221	25	0.00	‡
Adyen NV	19	27	0.01
Airbus SE	167	26	0.00	‡
Amadeus IT Group SA	347	24	0.00	‡
Anheuser-Busch Inbev SA	446	22	0.00	‡
Argenx SE	41	25	0.00	%‡
ASR Nederland NV	537	25	0.00	‡
BE Semiconductor Industries NV	198	26	0.00	‡
Bollore SE	4,044	24	0.00	‡
Cellnex Telecom SA	727	22	0.00	‡
Davide Campari-Milano NV	4,044	24	0.00	‡
Delivery Hero SE	599	16	0.00	‡
Dsm-Firmenich AG	227	22	0.00	‡
Edenred	830	26	0.00	‡
EDP Renovaveis SA	2,172	22	0.00	‡
EDP SA	6,994	22	0.00	‡
Elia Group SA	259	19	0.00	‡
Eni SpA	1,660	22	0.00	‡
Eurazeo SE	342	25	0.00	‡
Euronext NV	237	26	0.00	‡
Ferrovial SE	634	26	0.00	‡
Gecina SA	245	22	0.00	‡
Getlink SE	1,537	24	0.00	‡
Groupe Bruxelles Lambert NV	367	24	0.00	‡
Infineon Technologies AG	756	24	0.00	‡
Inpost SA	1,324	22	0.00	‡
Lotus Bakeries	2	19	0.00	‡
MTU Aero Engines AG	74	24	0.00	‡
NN Group NV	530	22	0.00	‡
Pernod Ricard SA	216	24	0.00	‡
Prosus NV	611	23	0.00	‡
Safran SA	106	23	0.00	‡
Sartorius AG	102	22	0.00	‡
Sartorius Stedim Biotech	127	24	0.00	‡
Scout24 SE	275	23	0.00	‡
Siemens Energy AG	503	25	0.00	‡
Sofina SA	86	19	0.00	‡
Stora Enso OYJ - Class R	2,354	23	0.00	‡
Symrise AG	223	23	0.00	‡
Talanx AG	305	25	0.00	‡
UCB SA	131	25	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EU Quality Value Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Value Index
Ageas SA	483	$23	0.00	%‡
AIB Group PLC	4,343	23	0.00	‡
Arkema	301	22	0.00	‡
Banco Bilbao Vizcaya Argentaria SA	2,560	24	0.00	‡
Banco Santander SA	5,170	23	0.00	‡
Bank Of Ireland Group PLC	2,698	24	0.00	‡
Bayer AG - Reg	1,134	22	0.00	‡
Bechtle AG	701	22	0.00	‡
Capgemini SE	144	23	0.00	‡
Carrefour SA	1,586	22	0.00	‡
Compagnie De Saint Gobain	259	22	0.00	‡
Daimler Truck Holding AG	634	23	0.00	‡
DHL Group	662	22	0.00	‡
Dr. Ing hcf Porsche AG	370	22	0.00	‡
E.ON SE	1,976	22	0.00	‡

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Value Index (cont'd)
Eiffage	273	$23	0.00	%‡
Enel SpA	3,435	24	0.00	‡
Engie SA	1,519	23	0.00	‡
Erste Group Bank AG	442	26	0.00	‡
Exor NV	245	22	0.00	‡
Fresenius Medical Care AG	568	25	0.00	‡
Heidelberg Materials AG	196	23	0.00	‡
Henkel AG & Co. KGaA	328	24	0.00	‡
Henkel AG & Co. KGaA - Pref	295	25	0.00	‡
Ipsen	209	23	0.00	‡
Klepierre SA	803	22	0.00	‡
Koninklijke Ahold Delhaize NV	719	23	0.00	‡
Koninklijke KPN NV	6,566	23	0.00	‡
Leonardo SpA	925	24	0.00	‡
Mercedes-Benz Group AG	446	24	0.00	‡
Michelin	748	24	0.00	‡
Nordea Bank Abp	2,176	23	0.00	‡
Orange SA	2,384	23	0.00	‡
Publicis Groupe SA	224	23	0.00	‡
Randstad NV	563	23	0.00	‡
Sanofi SA	246	23	0.00	‡
SEB SA	250	22	0.00	‡
Stellantis NV	1,779	22	0.00	‡
Syensqo SA	310	22	0.00	‡
Teleperformance	259	22	0.00	‡
Tenaris SA	1,332	24	0.00	‡
Unicredit SpA	556	21	0.00	‡
Vinci SA	232	23	0.00	‡

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP US Domestics Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP US Domestics Index
Arista Networks, Inc.	232	$26	0.00	%‡
Automatic Data Processing	88	26	0.00	‡
Autozone, Inc.	4	12	0.00	‡
Broadridge Financial Solutions, Inc.	25	6	0.00	‡
Charter Communications, Inc. - Class A	20	7	0.00	‡
Cintas Corp.	79	14	0.00	‡
Cognizant Tech Solutions - Class A	108	8	0.00	‡
Comcast Corp. - Class A	838	31	0.01
Copart, Inc.	188	11	0.00	‡
Crowdstrike Holdings, Inc. - Class A	50	17	0.00	‡
CSX Corp.	421	14	0.00	‡
Datadog, Inc. - Class A	61	9	0.00	‡
Doordash, Inc. - Class A	67	11	0.00	‡
DR Horton, Inc.	64	9	0.00	‡
Equifax, Inc.	27	7	0.00	‡
Fair Isaac Corp.	5	11	0.00	‡
Fastenal Co.	124	9	0.00	‡
Fedex Corp.	50	14	0.00	‡
Hilton Worldwide Holdings, Inc.	53	13	0.00	‡
Home Depot, Inc.	215	84	0.02
Lennar Corp. - Class A	52	7	0.00	‡
Lowe's Cos, Inc.	123	30	0.01
Lululemon Athletica, Inc.	24	9	0.00	%‡
Marriott International - Class A	52	14	0.00	‡
Martin Marietta Materials	13	7	0.00	‡
Norfolk Southern Corp.	49	11	0.00	‡
NVR, Inc.	1	5	0.00	‡
Old Dominion Freight Line	42	7	0.00	‡
O'Reilly Automotive, Inc.	13	15	0.00	‡
Quanta Services, Inc.	32	10	0.00	‡
Republic Services, Inc.	48	10	0.00	‡
Roper Technologies, Inc.	23	12	0.00	‡
Ross Stores, Inc.	72	11	0.00	‡
Sherwin-Williams Co.	52	18	0.00	‡
Snowflake, Inc. - Class A	65	10	0.00	‡
Starbucks Corp.	246	22	0.00	‡
TJX Companies, Inc.	245	30	0.01
Tractor Supply Company	117	6	0.00	‡
Trane Technologies PLC	49	18	0.00	‡
Tyler Technologies, Inc.	9	5	0.00	‡
Union Pacific Corp.	132	30	0.01
United Parcel Service - Class B	159	20	0.00	‡
United Rentals, Inc.	14	10	0.00	‡
Verisk Analytics, Inc.	31	8	0.00	‡
Vulcan Materials Co.	29	7	0.00	‡
Walt Disney Co.	393	44	0.01
Waste Connections, Inc.	56	10	0.00	‡
Waste Management, Inc.	87	18	0.00	‡
Workday, Inc. - Class A	46	12	0.00	‡
WW Grainger, Inc.	10	10	0.00	‡

@	Value/Notional amount is less than $500.
‡	Amount is less than 0.05%.
FTSE	Financial Times Stock Exchange.
HICP	Harmonized Index of Consumer Prices.
ICE	Intercontinental Exchange.
KFE	Korean Futures Exchange.
KSDA	Korea Securities Dealers Association.
MSCI	Morgan Stanley Capital International.
NSA	National Smokers Alliance.
PJSC	Public Joint Stock Company.
SFE	Sydney Futures Exchange.
SGX	Singapore Exchange Ltd.
TIIE	Interbank Equilibrium Interest Rate.
TONAR	Tokyo Overnight Average Rate.
TSE	Tokyo Stock Exchange.
AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
USD —	United States Dollar
ZAR —	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	42.4%
Common Stocks	39.4
Short-Term Investments	18.2
Total Investments	100.0	%*

*	Does not include open futures contracts with a value of approximately $118,785,000 and net unrealized appreciation of approximately $376,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $140,000. Also does not include open swap agreements with net unrealized depreciation of approximately $3,323,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.2%)
Corporate Bonds (90.1%)
Basic Materials (3.2%)
Constellium SE
3.75%, 4/15/29 (a)	$250	$226
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	315	311
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	200	213
HB Fuller Co.
4.25%, 10/15/28	240	227
Herens Holdco SARL
4.75%, 5/15/28 (a)	490	453
Huntsman International LLC
5.70%, 10/15/34	75	71
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	300	277
		1,778
Communications (12.0%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	830	742
Block Communications, Inc.
4.88%, 3/1/28 (a)	398	371
C&W Senior Finance Ltd.
6.88%, 9/15/27 (a)	279	277
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	630	550
Ciena Corp.
4.00%, 1/31/30 (a)	190	175
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	370	334
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	173
5.50%, 4/15/27 (a)	430	385
11.25%, 5/15/28 (a)	200	198
GCI LLC
4.75%, 10/15/28 (a)	300	280
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	471
Level 3 Financing, Inc.
4.88%, 6/15/29 (a)	400	350
Midcontinent Communications
8.00%, 8/15/32 (a)	400	411
Spotify USA, Inc.
0.00%, 3/15/26	140	149
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	530	529
Univision Communications, Inc.
7.38%, 6/30/30 (a)	280	268
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	445	404
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	370	314
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	405	373
		6,754
Consumer, Cyclical (19.3%)
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	245	253
Arko Corp.
5.13%, 11/15/29 (a)	530	484
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	185	168
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	270	269
Boyne USA, Inc.
4.75%, 5/15/29 (a)	350	332
Cars.com, Inc.
6.38%, 11/1/28 (a)	275	274
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	250	260
Crocs, Inc.
4.13%, 8/15/31 (a)	290	254
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	228	224
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	185	194
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	198	209
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	265	265
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	475	435
Full House Resorts, Inc.
8.25%, 2/15/28 (a)	415	414
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	400	412
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.50%, 8/15/29 (a)	200	204
Goodyear Tire & Rubber Co.
5.63%, 4/30/33	210	185
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	135	127
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	445	469
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	244	255
Macy's Retail Holdings LLC
4.50%, 12/15/34	430	359
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	385	363
New Home Co., Inc.
9.25%, 10/1/29 (a)	565	595
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	375	355

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	$510	$439
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month Term SOFR + 6.05%, 10.50%, 10/15/26 (a)(b)	430	433
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)	163	166
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	635	621
STL Holding Co. LLC
8.75%, 2/15/29 (a)	350	372
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	410	373
Thor Industries, Inc.
4.00%, 10/15/29 (a)	215	194
Velocity Vehicle Group LLC
8.00%, 6/1/29 (a)	135	140
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	130	114
9.50%, 6/1/28 (a)	420	423
White Cap Buyer LLC
6.88%, 10/15/28 (a)	195	194
		10,828
Consumer, Non-Cyclical (16.7%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	482	469
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 6/1/29 (a)	595	543
Alta Equipment Group, Inc.
9.00%, 6/1/29 (a)	335	320
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	270	244
APi Group DE, Inc.
4.13%, 7/15/29 (a)	185	170
Chobani Holdco II LLC
8.75% Cash, 9.50% PIK, 18.25%, 10/1/29 (a)(c)	483	512
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	160	166
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fiesta Purchaser, Inc.
9.63%, 9/15/32 (a)	200	210
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	141	141
Garda World Security Corp.
8.25%, 8/1/32 (a)	255	259
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	494	524
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	415	368
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	258	226
10.00%, 6/1/32 (a)	180	183
Molina Healthcare, Inc.
3.88%, 5/15/32 (a)	247	215
NESCO Holdings II, Inc.
5.50%, 4/15/29 (a)	280	260
Option Care Health, Inc.
4.38%, 10/31/29 (a)	130	120
P&L Development LLC/PLD Finance Corp.
9.00% Cash, 3.50% PIK, 12.50%, 5/15/29 (a)(c)	470	487
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	223
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	205	177
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	545	557
TriNet Group, Inc.
3.50%, 3/1/29 (a)	475	430
Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	321	319
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	435	444
Varex Imaging Corp.
7.88%, 10/15/27 (a)	315	323
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31 (a)	110	108
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	310	302
VT Topco, Inc.
8.50%, 8/15/30 (a)	240	255
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	345	344
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	510	460
		9,359
Energy (9.5%)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 7/15/32 (a)	245	252
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	335	307
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	355	353
8.25%, 1/15/32 (a)	50	51
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	215	219

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	$310	$299
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/1/32 (a)	300	297
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	390	424
Matador Resources Co.
6.25%, 4/15/33 (a)	310	301
NextEra Energy Partners LP
0.00%, 11/15/25 (a)	810	764
Oceaneering International, Inc.
6.00%, 2/1/28	375	371
Prairie Acquiror LP
9.00%, 8/1/29 (a)	170	176
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	250	248
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	265	274
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	225	213
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	305	304
Vital Energy, Inc.
7.88%, 4/15/32 (a)	525	506
		5,359
Finance (8.2%)
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	165	156
Azorra Finance Ltd.
7.75%, 4/15/30 (a)	170	169
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	460	439
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	275	274
GGAM Finance Ltd.
5.88%, 3/15/30 (a)	180	177
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	300	274
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	105	111
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	560	494
Hightower Holding LLC
6.75%, 4/15/29 (a)	55	55
9.13%, 1/31/30 (a)	190	200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	165	156
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	350	328
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	360	338
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	239	240
National Health Investors, Inc.
3.00%, 2/1/31	450	387
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)	155	154
Pebblebrook Hotel Trust
1.75%, 12/15/26	175	163
StoneX Group, Inc.
7.88%, 3/1/31 (a)	265	277
XHR LP
6.63%, 5/15/30 (a)	230	231
		4,623
Industrials (14.4%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	240	244
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	475	302
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	377	402
Artera Services LLC
8.50%, 2/15/31 (a)	335	323
Atkore, Inc.
4.25%, 6/1/31 (a)	470	417
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	155	155
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	300	298
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	360	343
Coherent Corp.
5.00%, 12/15/29 (a)	185	177
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	414	365
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	400	374
EnerSys
4.38%, 12/15/27 (a)	395	379
6.63%, 1/15/32 (a)	69	69
Enviri Corp.
5.75%, 7/31/27 (a)	632	605
Esab Corp.
6.25%, 4/15/29 (a)	130	132
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	510	476
Moog, Inc.
4.25%, 12/15/27 (a)	195	186
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	210	195

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	$245	$238
Reworld Holding Corp.
4.88%, 12/1/29 (a)	270	250
5.00%, 9/1/30	105	97
Seaspan Corp.
5.50%, 8/1/29 (a)	400	374
Terex Corp.
6.25%, 10/15/32 (a)	310	304
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	185	204
TriMas Corp.
4.13%, 4/15/29 (a)	565	521
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	195	181
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	210	211
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	265	273
		8,095
Technology (4.9%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	400	380
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	345	351
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	315	332
Ellucian Holdings, Inc.
6.50%, 12/1/29 (a)	157	157
KBR, Inc.
4.75%, 9/30/28 (a)	330	317
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	340	97
ROBLOX Corp.
3.88%, 5/1/30 (a)	420	379
Rocket Software, Inc.
6.50%, 2/15/29 (a)	392	370
Science Applications International Corp.
4.88%, 4/1/28 (a)	360	347
		2,730
Utilities (1.9%)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 8/20/26	25	24
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	645	591
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28 (a)	340	320
Pike Corp.
8.63%, 1/31/31 (a)	125	132
		1,067
		50,593
Senior Loan Interests (4.1%)
Consumer, Cyclical (2.5%)
Hanesbrands, Inc.
2021 Term Loan
1 Month SOFR + 1.75%, 6.21%, 11/19/26 (b)	438	438
Peloton Interactive, Inc.
2024 Term Loan B
1 Month SOFR + 6.00%, 10.36%, 5/23/29 (b)	458	469
Petco Health & Wellness Co., Inc.
2021 Term Loan B
3 Month SOFR + 3.25%, 7.84%, 3/3/28 (b)	475	463
		1,370
Consumer, Non-Cyclical (0.6%)
Triton Water Holdings, Inc.
Term Loan
3 Month SOFR + 3.25%, 7.84%, 3/31/28 (b)	336	339

Industrials (1.0%)
IRIS Holdings, Inc.
Term Loan
3 Month SOFR + 4.75%, 9.44%, 6/28/28 (b)	595	575
		2,284
Total Fixed Income Securities (Cost $52,105)		52,877

	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (f)(g)	592	—

Diversified REITs (0.0%)‡
American Gilsonite Co. (g)	500	3

Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (f)(g)	470	40

Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (g)	2,826	14
Total Common Stocks (Cost $151)		57

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (h) (Cost $2,651)	2,651,496	$2,651
Total Investments (99.0%) (Cost $54,907) (i)		55,585
Other Assets in Excess of Liabilities (1.0%)		589
Net Assets (100.0%)		$56,174

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	At December 31, 2024, the Fund held fair valued securities valued at approximately $40,000, representing 0.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(g)	Non-income producing security.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(i)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,402,000 and the aggregate gross unrealized depreciation is approximately $724,000, resulting in net unrealized appreciation of approximately $678,000.
DAC	Designated Activity Company.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	22.0%
Consumer, Non-Cyclical	17.4
Industrials	15.6
Other*	14.9
Communications	12.2
Energy	9.6
Finance	8.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (13.3%)
International Banks (13.3%)
Banco Santander SA (New York Branch),
5.52%, 6/6/25	$200,000	$200,729
5.61%, 6/2/25	100,000	100,395
Credit Industriel ET Commercial SA,
4.77%, 11/26/25	115,000	110,300
5.60%, 5/1/25	125,000	125,400
Deutsche Bank AG (New York Branch)
4.69%, 12/1/25	75,000	75,065
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.58%, 5/2/25	130,000	130,429
National Bank of Kuwait (New York),
4.79%, 12/5/25	100,000	100,013
4.85%, 5/2/25 - 12/24/25	175,000	175,070
4.89%, 4/16/25	125,000	125,060
Natixis (New York Branch)
5.63%, 6/2/25	73,000	73,293
Qatar National Bank,
4.86%, 5/13/25	100,000	98,315
4.89%, 5/20/25	50,000	49,113
5.72%, 4/10/25	110,000	108,607
5.74%, 6/12/25	50,000	48,967
5.83%, 5/30/25	75,000	73,575
Total Certificates of Deposit (Cost $1,591,165)		1,594,331

Commercial Paper (a) (16.8%)
Asset-Backed Diversified Financial Services (3.2%)
Atlantic Asset Securitization LLC
4.68%, 6/23/25	100,000	97,853
Bay Square Funding LLC,
4.61%, 4/4/25	50,000	49,426
4.65%, 4/30/25	26,535	26,138
4.78%, 4/3/25	50,000	49,419
LMA Americas LLC,
4.60%, 4/4/25	51,100	50,515
4.67%, 6/16/25	10,000	9,796
Paradelle Funding LLC,
5.24%, 6/16/25	25,000	24,486
5.55%, 6/17/25	73,000	71,489
Versailles Commercial Paper LLC
4.77%, 4/3/25	1,000	988
		380,110
Automobiles (0.4%)
Toyota Finance Australia
4.78%, 5/13/25	47,000	46,226

Automobiles Manufacturing (0.6%)
Volvo Treasury NA
4.66%, 1/6/25	75,000	74,944

Domestic Banks (4.6%)
HSBC USA, Inc.,
4.89%, 12/12/25	100,000	95,620
4.95%, 12/5/25 (b)	69,000	66,043
5.46%, 8/1/25	4,000	3,892
5.53%, 7/30/25	60,000	58,398
5.63%, 7/15/25 (b)	17,000	16,578
5.64%, 7/23/25	37,000	36,045
5.66%, 7/15/25 (b)	53,000	51,686
5.88%, 6/20/25	18,000	17,611
5.96%, 6/5/25	95,000	93,132
6.00%, 5/9/25 (b)	55,000	54,104
6.01%, 5/20/25	15,000	14,735
6.08%, 5/23/25	40,000	39,279
		547,123
Finance (2.8%)
Barclays Capital, Inc.,
4.80%, 10/28/25	100,000	96,324
4.86%, 11/5/25	97,500	93,826
4.91%, 11/20/25	70,000	67,242
5.39%, 7/15/25	75,000	73,171
5.43%, 7/22/25	7,000	6,823
		337,386
Health Care Services (0.8%)
Catholic Health Initiatives,
5.64%, 4/3/25	50,000	49,329
5.69%, 4/2/25	25,000	24,668
5.69%, 4/3/25	15,357	15,151
		89,148
Insurance (0.4%)
Pricoa Short Term Funding LLC
4.61%, 10/21/25	27,500	26,518
Prudential Financial, Inc.
4.44%, 1/2/25	25,000	24,994
		51,512
International Banks (2.8%)
Bank of Montreal
5.68%, 5/1/25	25,000	24,633
Barclays U.S. CCP
5.59%, 5/14/25	85,000	83,583
Macquarie Bank Ltd.
5.57%, 6/6/25	125,000	122,597
Norfina Ltd.
4.78%, 4/23/25 (b)	100,000	98,610
Suncorp Bank Norfina Ltd.
4.77%, 5/5/25 (b)	10,000	9,847
		339,270
Utilities (0.6%)
TotalEnergies Capital SA
4.67%, 3/19/25 (b)	77,000	76,259

Wireless Telecom Services (0.6%)
Cisco Systems, Inc.,
5.20%, 3/6/25	43,500	43,154
5.22%, 3/7/25 (b)	24,000	23,806
		66,960
Total Commercial Paper (Cost $2,005,745)		2,008,938

Corporate Bonds (18.4%)
Automobiles (5.0%)
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	500	499

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
Automobiles (cont'd)
General Motors Financial Co., Inc.,
2.75%, 6/20/25	$57,836	$57,281
3.80%, 4/7/25	26,287	26,207
4.30%, 7/13/25	4,967	4,954
4.35%, 4/9/25	22,156	22,116
6.05%, 10/10/25	6,211	6,266
Hyundai Capital America,
1.30%, 1/8/26 (b)	13,930	13,445
1.80%, 10/15/25 (b)	10,412	10,156
2.65%, 2/10/25 (b)	35,781	35,693
5.80%, 6/26/25 (b)	7,711	7,740
5.88%, 4/7/25 (b)	37,603	37,661
6.00%, 7/11/25 (b)	12,713	12,798
6.25%, 11/3/25 (b)	1,400	1,414
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25 (b)	38,466	37,279
3.35%, 5/13/25 (b)	57,284	56,965
3.95%, 6/6/25 (b)	65,223	64,968
4.63%, 11/13/25 (b)	13,310	13,291
5.80%, 9/12/25 (b)	191,455	192,672
		601,405
Automobiles Manufacturing (0.2%)
Daimler Truck Finance North America LLC
5.60%, 8/8/25 (b)	10,398	10,451
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (b)	10,684	10,769
		21,220
Basic Materials (0.2%)
Glencore Funding LLC,
1.63%, 9/1/25 (b)	19,356	18,951
4.00%, 4/16/25 (b)	3,134	3,126
		22,077
Communications (0.3%)
T-Mobile USA, Inc.
3.50%, 4/15/25	39,649	39,476

Computer Technology (1.9%)
HP, Inc.
2.20%, 6/17/25	118,443	116,997
Oracle Corp.,
2.50%, 4/1/25	20,128	20,015
2.95%, 5/15/25	93,024	92,389
5.80%, 11/10/25	1,000	1,010
		230,411
Consumer, Non-Cyclical (0.6%)
AbbVie, Inc.
3.60%, 5/14/25	62,042	61,795
Energy Transfer LP
4.75%, 1/15/26	5,290	5,286
Mondelez International Holdings Netherlands BV
4.25%, 9/15/25 (b)	1,425	1,420
		68,501
Domestic Bank (0.1%)
JP Morgan Chase & Co.
3.90%, 7/15/25	11,157	11,120

Finance (0.7%)
Citigroup, Inc.
3.70%, 1/12/26 (c)	23,520	23,296
Fiserv, Inc.
3.85%, 6/1/25	59,507	59,230
		82,526
Health Care Services (0.6%)
CommonSpirit Health
1.55%, 10/1/25	43,778	42,754
McKesson Corp.
0.90%, 12/3/25	2,895	2,800
UnitedHealth Group, Inc.
3.70%, 12/15/25	24,083	23,903
		69,457
Insurance (0.2%)
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (b)	1,012	976
1.40%, 7/7/25 (b)	9,189	9,040
5.50%, 12/2/25 (b)	9,946	10,029
		20,045
International Banks (8.3%)
Bank of Montreal
1.85%, 5/1/25	23,899	23,680
Bank of Nova Scotia,
1.30%, 6/11/25	67,321	66,357
5.45%, 6/12/25	52,267	52,437
Banque Federative du Credit Mutuel SA,
4.52%, 7/13/25 (b)(c)	12,600	12,588
4.94%, 1/26/26 (b)(c)	6,288	6,302
Canadian Imperial Bank of Commerce,
3.95%, 8/4/25	38,396	38,255
5.14%, 4/28/25	31,336	31,394
Goldman Sachs Group, Inc.,
3.50%, 4/1/25	93,683	93,359
3.75%, 5/22/25	77,189	76,921
Lloyds Banking Group PLC
4.45%, 5/8/25	24,716	24,675
Nationwide Building Society
1.00%, 8/28/25 (b)	3,825	3,736
NatWest Markets PLC
3.48%, 3/22/25 (b)	54,400	54,220
Royal Bank of Canada,
4.95%, 4/25/25	1,698	1,700
1.15%, 6/10/25	60,000	59,095
Societe Generale SA,
1.38%, 7/8/25 (b)	1,040	1,022
4.35%, 6/13/25 (b)	7,750	7,736
Sumitomo Mitsui Financial Group, Inc.,
0.95%, 1/12/26	3,867	3,726
1.47%, 7/8/25	269,418	264,964
5.46%, 1/13/26	15,474	15,600

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
International Banks (cont'd)
Swedbank AB
3.36%, 4/4/25 (b)	$1,000	$997
Toronto-Dominion Bank,
5.10%, 1/9/26	5,903	5,933
0.75%, 1/6/26	6,916	6,656
3.77%, 6/6/25	26,318	26,225
UBS AG Stamford
2.95%, 4/9/25	10,823	10,771
UBS Group AG
4.13%, 9/24/25 (b)	110,872	110,391
		998,740
Utilities (0.3%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25	37,030	37,269
Total Corporate Bonds (Cost $2,199,692)		2,202,247

Floating Rate Notes (d) (27.9%)
Asset-Backed Diversified Financial Services (7.8%)
Bay Square Funding LLC,
SOFR + 0.26%, 4.75%, 1/6/25 (b)	35,000	35,000
Chariot Funding LLC,
SOFR + 0.45%, 4.82%, 12/11/25 (b)	75,000	75,012
SOFR + 0.47%, 4.84%, 12/15/25 - 12/16/25 (b)	475,000	475,051
Collateralized Commercial Paper Flex,
SOFR + 0.47%, 4.84%, 12/22/25 (b)	30,000	30,005
SOFR + 0.47%, 4.96%, 12/19/25 (b)	75,000	75,013
Paradelle Funding LLC,
SOFR + 0.40%, 4.89%, 12/22/25	150,000	150,001
Thunder Bay Funding LLC,
SOFR + 0.14%, 4.51%, 1/28/25 (b)	100,000	99,840
		939,922
Automobiles (4.7%)
American Honda Finance Corp.,
SOFR + 0.45%, 4.87%, 6/13/25	200,000	200,171
MTN
SOFR + 0.45%, 5.01%, 4/29/25	280,000	280,138
SOFR + 0.55%, 5.05%, 2/12/25	5,000	5,001
Toyota Motor Credit Corp.,
MTN
SOFR + 0.35%, 4.72%, 12/9/25	75,000	75,003
		560,313
Diversified Financial Services (3.5%)
Mizuho Markets Cayman LP,
MTN
SOFR + 0.53%, 4.90%, 1/9/26 (b)	141,000	141,085
SOFR + 0.60%, 5.05%, 11/28/25	125,000	125,058
SOFR + 0.60%, 5.28%, 10/6/25 (b)	150,000	150,154
		416,297
Domestic Banks (1.3%)
Bank of America Corp.,
3.37%, 1/23/26	1,895	1,893
Bank of America NA,
4.86%, 1/9/26	100,000	100,015
Bank of America Securities, Inc.,
4.85%, 12/2/25	50,000	49,975
		151,883
Finance (0.7%)
Citigroup Global Markets, Inc.,
SOFR + 0.39%, 4.76%, 11/24/25 (b)	85,000	85,024
Citigroup, Inc.,
2.01%, 1/25/26	1,747	1,743
		86,767
Insurance (0.3%)
New York Life Global Funding,
SOFR + 0.33%, 4.97%, 1/14/25 (b)	30,000	30,001

International Banks (9.6%)
Banco Santander SA (New York Branch),
SOFR + 0.51%, 5.00%, 1/31/25	14,000	14,006
Bank of Nova Scotia (Houston Branch),
SOFR + 0.30%, 4.79%, 3/13/25	70,250	70,269
Banque Federative du Credit Mutuel SA,
SOFR + 0.41%, 4.95%, 2/4/25 (b)	21,600	21,603
BPCE SA,
SOFR + 0.57%, 5.21%, 1/14/25 (b)	10,395	10,396
Macquarie Bank Ltd.,
SOFR + 0.22%, 4.59%, 2/3/25 (b)	15,000	15,002
SOFR + 0.23%, 4.60%, 2/21/25 (b)	60,450	60,459
SOFR + 0.24%, 4.61%, 5/12/25 (b)	90,000	90,005
SOFR + 0.40%, 4.77%, 12/11/25 (b)	110,000	110,000
SOFR + 0.43%, 4.80%, 1/13/26 (b)	150,000	150,018
National Bank of Canada,
SOFR + 0.28%, 4.77%, 7/7/25 - 7/9/25 (b)	550,000	550,002
Societe Generale SA,
SOFR + 0.37%, 4.74%, 8/4/25 (b)	16,950	16,955
SOFR + 0.38%, 4.87%, 8/14/25 (b)	38,500	38,513
Sumitomo Mitsui Banking Corp.,
SOFR + 0.23%, 4.60%, 2/24/25 (b)	8,000	8,001
		1,155,229
Total Floating Rate Notes (Cost $3,339,780)		3,340,412

Repurchase Agreements (23.3%)
Bank of America Securities, Inc., (4.83% (d), dated 9/24/24, due 9/29/25; proceeds $230,675; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 1/2/25) (e)	225,000	225,000
Bank of Nova Scotia, (4.44%, dated 12/31/24, due 1/2/25; proceeds $400,099; fully collateralized by various Corporate Bonds, 0.80% - 7.96% due 2/10/25 - 2/15/62; valued at $420,000)	400,000	400,000
Barclays Bank PLC, (4.41%, dated 12/31/24, due 1/2/25; proceeds $11,003; fully collateralized by a U.S. Government obligation, 0.13% due 10/15/25; valued at $11,223)	11,000	11,000

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BMO Capital Markets Corp., (4.43%, dated 12/31/24, due 1/2/25; proceeds $32,008; fully collateralized by various Corporate Bonds, 2.30% - 8.25% due 6/1/25 - 11/15/52, a U.S. Government obligation, 2.25% due 2/15/27; valued at $32,926)	$32,000	$32,000
BNP Paribas Prime Brokerage, Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $315,078; fully collateralized by various Common Stocks; valued at $330,832) (e)	315,000	315,000
BNP Paribas SA, (4.54% (d), dated 6/29/22, due 1/7/25; proceeds $256,772; fully collateralized by various Corporate Bonds, 1.85% - 14.00% due 7/16/25 - 6/4/81; valued at $243,515) (Demand 1/2/25) (e)	230,000	230,000
JP Morgan Securities LLC, (4.58% (d), dated 11/17/21, due 1/7/25; proceeds $80,215; fully collateralized by various Common Stocks and Preferred Stocks; valued at $74,297) (Demand 1/2/25) (e)	70,000	70,000
JP Morgan Securities LLC, (4.78% (d), dated 1/5/23, due 3/31/25; proceeds $321,421; fully collateralized by various Corporate Bonds, 3.88% - 10.50% due 2/15/26 - 11/30/54; valued at $308,664) (Demand 1/2/25) (e)	290,000	290,000
JP Morgan Securities LLC, (4.78% (d), dated 12/17/24, due 12/17/25; proceeds $101,381; fully collateralized by various Corporate Bonds, 4.13% - 10.75% due 11/15/27 - 10/3/31; valued at $106,227) (Demand 1/2/25)	100,000	100,000
Mizuho Securities USA LLC, (4.67% (d), dated 12/11/24, due 1/7/25; proceeds $60,205; fully collateralized by various Common Stocks; valued at $63,000) (Demand 1/2/25) (e)	60,000	60,000
Mizuho Securities USA LLC, (4.70%, dated 12/12/24, due 3/17/25; proceeds $75,930; fully collateralized by various Corporate Bonds, 0.00% - 10.00% due 4/1/26 - 12/31/79; valued at $79,422) (e)	75,000	75,000
MUFG Securities Americas, Inc., (4.93% (d), dated 12/13/24, due 12/12/25; proceeds $75,533; fully collateralized by various Common Stocks; valued at $82,600) (Demand 1/2/25) (e)	75,000	75,000
MUFG Securities Americas, Inc., (4.46%, dated 12/26/24, due 1/2/25; proceeds $453,393; fully collateralized by various Common Stocks; valued at $476,063) (e)	453,000	453,000
MUFG Securities Americas, Inc., (4.45%, dated 12/26/24, due 1/2/25; proceeds $50,043; fully collateralized by various Corporate Bonds, 2.55% - 5.67% due 7/22/26 - 12/1/48; valued at $52,545)	50,000	50,000
Pershing LLC, (4.65%, dated 12/31/24, due 1/2/25; proceeds $25,006; fully collateralized by various Corporate Bonds, 1.43% - 10.25% due 11/22/25 - 10/31/82; valued at $26,389) (e)	25,000	25,000
RBC Capital Markets LLC, (4.42%, dated 12/31/24, due 1/7/25; proceeds $61,052; fully collateralized by various U.S. Government obligation, 0.13% - 0.63% due 10/15/25 - 7/15/32 and Corporate Bonds, 2.50% - 6.92% due 11/07/25 - 8/15/54; valued at $62,957)	61,000	61,000
Societe Generale SA, (4.48%, dated 12/31/24, due 1/2/25; proceeds $120,030; fully collateralized by various Corporate Bonds, 2.30% - 13.38% due 4/23/25 - 12/15/54; valued at $127,014) (e)	120,000	120,000
TD Securities USA LLC, (4.40%, dated 12/31/24, due 1/2/25; proceeds $200,049; fully collateralized by various Corporate Bonds, 2.20% - 7.69% due 6/15/25 - 6/1/63; valued at $210,000)	200,000	200,000
Total Repurchase Agreements (Cost $2,792,000)		2,792,000
Total Investments (99.7%) (Cost $11,928,382) (f)(g)		11,937,928
Other Assets in Excess of Liabilities (0.3%)		35,746
Net Assets (100.0%)		$11,973,674

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.
(f)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(g)	At December 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,184,000 and the aggregate gross unrealized depreciation is approximately $638,000, resulting in net unrealized appreciation of approximately $9,546,000.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	28.0%
Repurchase Agreements	23.4
Corporate Bonds	18.4
Commercial Paper	16.8
Certificates of Deposit	13.4
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter(“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$119,829	$—	$119,829
Sovereign	—	292	—	292
Total Fixed Income Securities	—	120,121	—	120,121
Investment Companies	1,644	—	—	1,644
Short-Term Investments
Investment Company	3,664	—	—	3,664
U.S. Treasury Security	—	1,861	—	1,861
Total Short-Term Investments	3,664	1,861	—	5,525
Futures Contracts	246	—	—	246
Total Assets	5,554	121,982	—	127,536
Liabilities:
Futures Contracts	(366)	—	—	(366)
Total	$5,188	$121,982	$—	$127,170

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Automobiles	$2,868	$—	$—	$2,868
Biotechnology	25,326	—	—	25,326
Broadline Retail	60,444	—	—	60,444
Entertainment	59,682	—	—	59,682
Financial Services	66,565	28,265	—	94,830
Health Care Equipment & Supplies	13,738	—	—	13,738
Health Care Providers & Services	7,973	—	—	7,973
Health Care Technology	2,592	—	—	2,592
Hotels, Restaurants & Leisure	71,608	—	—	71,608
Information Technology Services	117,708	—	—	117,708
Interactive Media & Services	28,362	—	—	28,362
Leisure Products	20,050	—	—	20,050
Machinery	3,020	—	—	3,020
Media	66,984	—	—	66,984
Pharmaceuticals	36,769	—	—	36,769
Real Estate Management & Development	280	—	—	280
Software	212,300	—	—	212,300
Specialty Retail	91,659	—	—	91,659
Trading Companies & Distributors	47,198	—	—	47,198
Total Common Stocks	935,126	28,265	—	963,391
Preferred Stock
Software	—	—	31,108	31,108
Investment Company	31,625	—	—	31,625
Call Options Purchased	—	3,240	—	3,240
Short-Term Investments
Investment Company	32,766	—	—	32,766
Repurchase Agreement	—	39	—	39
Total Short-Term Investments	32,766	39	—	32,805
Total Assets	$999,517	$31,544	$31,108	$1,062,169

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$22,468
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	8,640
Realized gains (losses)	—
Ending Balance	$31,108
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$8,640

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Discovery	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$31,108	Market Transaction Method	Precedent Transaction	$92.50	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Dynamic Value
Assets:
Common Stocks	$8,801	(1)	$—	$—	$8,801
Short-Term Investment
Investment Company	194		—	—	194
Total Assets	$8,995		$—	$—	$8,995

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$25,590	$—		$25,590
Asset-Backed Securities	—	3,418	—		3,418
Commercial Mortgage-Backed Securities	—	4,357	—		4,357
Corporate Bonds	—	45,748	—		45,748
Mortgages - Other	—	7,454	—		7,454
Municipal Bond	—	236	—		236
Sovereign	—	93,126	—		93,126
Supranational	—	4,034	—		4,034
U.S. Treasury Securities	—	43,548	—		43,548
Total Fixed Income Securities	—	227,511	—		227,511
Common Stocks
Aerospace & Defense	2,605	1,597	—		4,202
Air Freight & Logistics	505	342	—		847
Automobile Components	93	121	—		214
Automobiles	3,634	782	—		4,416
Banks	6,877	15,746	—		22,623
Beverages	1,683	789	—		2,472
Biotechnology	2,407	607	—		3,014
Broadline Retail	6,210	483	—		6,693
Building Products	836	451	—		1,287
Capital Markets	4,875	2,000	—		6,875
Chemicals	1,909	1,323	—		3,232
Commercial Services & Supplies	1,041	164	—		1,205
Communications Equipment	1,264	188	—		1,452
Construction & Engineering	366	408	—		774
Construction Materials	353	352	—		705
Consumer Finance	871	—	—		871
Consumer Staples Distribution & Retail	3,129	568	—		3,697
Containers & Packaging	365	25	—		390
Distributors	107	14	—		121
Diversified Consumer Services	—	40	—		40
Diversified REITs	33	253	—		286
Diversified Telecommunication Services	957	1,048	—		2,005
Electric Utilities	2,179	1,059	—		3,238
Electrical Equipment	1,193	1,320	—		2,513
Electronic Equipment, Instruments & Components	806	133	—		939
Energy Equipment & Services	326	31	—	†	357	†
Entertainment	2,536	126	—		2,662
Financial Services	5,558	613	—		6,171
Food Products	872	1,458	—		2,330
Gas Utilities	89	95	—		184
Ground Transportation	1,800	22	—		1,822
Health Care Equipment & Supplies	3,094	1,039	—		4,133
Health Care Providers & Services	2,815	158	—		2,973
Health Care REITs	363	—	—		363
Health Care Technology	89	36	—		125
Hotel & Resort REITs	34	—	—		34
Hotels, Restaurants & Leisure	3,066	864	—		3,930
Household Durables	416	102	—		518
Household Products	1,518	332	—		1,850
Independent Power & Renewable Electricity Producers	174	140	—		314

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont’d)
Industrial Conglomerates	$598	$833	$—		$1,431
Industrial REITs	270	89	—		359
Information Technology Services	2,635	115	—		2,750
Insurance	3,733	3,086	—		6,819
Interactive Media & Services	9,359	149	—		9,508
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	1,558	319	—		1,877
Machinery	2,305	1,266	—		3,571
Marine Transportation	—	114	—		114
Media	791	201	—		992
Metals & Mining	1,153	1,610	—	†	2,763	†
Mortgage Real Estate Investment	27	—	—		27
Multi-Utilities	858	593	—		1,451
Office REITs	31	18	—		49
Oil, Gas & Consumable Fuels	5,834	2,156	—		7,990
Paper & Forest Products	20	153	—		173
Passenger Airlines	53	62	—		115
Personal Care Products	160	1,130	—		1,290
Pharmaceuticals	4,468	4,870	—		9,338
Professional Services	1,128	918	—		2,046
Real Estate Management & Development	254	395	—		649
Residential REITs	495	—	—		495
Retail REITs	360	207	—		567
Semiconductors & Semiconductor Equipment	16,036	1,542	—		17,578
Software	15,525	1,416	—		16,941
Specialized REITs	1,286	—	—		1,286
Specialty Retail	2,728	346	—		3,074
Tech Hardware, Storage & Peripherals	11,083	58	—		11,141
Textiles, Apparel & Luxury Goods	478	1,815	—		2,293
Tobacco	756	402	—		1,158
Trading Companies & Distributors	618	347	—		965
Transportation Infrastructure	—	240	—		240
Water Utilities	93	72	—		165
Wireless Telecommunication Services	365	100	—		465
Total Common Stocks	152,106	59,451	—	†	211,557	†
Rights	—	—@	—		—@
Warrants	—	—	—	†	—	†
Short-Term Investments
Investment Company	82,073	—	—		82,073
U.S. Treasury Securities	—	15,984	—		15,984
Total Short-Term Investments	82,073	15,984	—		98,057
Foreign Currency Forward Exchange Contracts	—	1,688	—		1,688
Futures Contracts	846	—	—		846
Centrally Cleared Interest Rate Swap Agreements	—	395	—		395
Total Return Swap Agreements	—	1,197	—		1,197
Total Assets	$235,025	$306,226	$—	†	$541,251	†

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,548)	$—		$(1,548)
Futures Contracts	(470)	—	—		(470)
Centrally Cleared Interest Rate Swap Agreement	—	(101)	—		(101)
Total Return Swap Agreements	—	(4,814)	—		(4,814)
Total Liabilities	(470)	(6,463)	—		(6,933)
Total	$234,555	$299,763	$—	†	$534,318 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)		Warrants (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—		$—

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)

High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$50,593	$—	†	$50,593	†
Senior Loan Interests	—	2,284	—		2,284
Total Fixed Income Securities	—	52,877	—	†	52,877	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	3	—		3
Machinery	—	—	40		40
Semiconductors & Semiconductor Equipment	—	14	—		14
Total Common Stocks	—	17	40	†	57	†
Short-Term Investment
Investment Company	2,651	—	—		2,651
Total Assets	$2,651	$52,894	$40	†	$55,585	†

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—	†	$83	†
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(43)
Realized gains (losses)	—		—
Ending Balance	$—	†	$40	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—		$(43)

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

High Yield	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$40	Market Comparable Companies	Enterprise Value/EBITDA	2.6x	Increase
			Enterprise Value/Revenue	0.32x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Ultra-Short Income
Assets:
Certificates of Deposit	$—	$1,594,331	$—	$1,594,331
Commercial Paper	—	2,008,938	—	2,008,938
Corporate Bonds	—	2,202,247	—	2,202,247
Floating Rate Notes	—	3,340,412	—	3,340,412
Repurchase Agreements	—	2,792,000	—	2,792,000
Total Assets	$—	$11,937,928	$—	$11,937,928

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.